UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4920

WASATCH FUNDS, INC.

(Exact name of registrant as specified in charter)

150 Social Hall Avenue

4th Floor

Salt Lake City, Utah 84111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds, Inc. 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments

December 31, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 99.9%

	Aerospace & Defense 0.2%
687,880	DataPath, Inc.* *** +	$2,407,580

	Apparel Retail 1.7%
430,860	Jos. A. Bank Clothiers, Inc.*	12,257,967
1,346,197	Truworths International Ltd. (South Africa)	5,334,331
579,875	Wet Seal, Inc. (The), Class A*	1,351,109

		18,943,407

	Apparel, Accessories & Luxury Goods 0.8%
14,539,000	EganaGoldpfeil Holdings Ltd.*** (Hong Kong)	307,658
2,353,000	Ports Design Ltd. (Hong Kong)	8,070,182

		8,377,840

	Asset Management & Custody Banks 4.8%
1,258,449	SEI Investments Co.	40,484,304
880,060	Solar Capital, LLC* ** *** +	12,127,227

		52,611,531

	Automotive Retail 3.4%
1,166,374	O’Reilly Automotive, Inc.*	37,825,509

	Communications Equipment 0.6%
227,706	F5 Networks, Inc.*	6,494,175

	Construction & Engineering 2.8%
180,815	Chicago Bridge & Iron Co. N.V. (Netherlands)	10,928,458
368,963	URS Corp.*	20,045,760

		30,974,218

	Consumer Finance 4.7%
1,957,749	AmeriCredit Corp.*	25,039,610
747,674	Dollar Financial Corp.*	22,946,115
722,367	United PanAm Financial Corp.*	3,698,519

		51,684,244

	Data Processing & Outsourced Services 1.4%
526,001	Euronet Worldwide, Inc.*	15,780,030

	Diversified Banks 1.9%
511,156	Axis Bank Ltd. (India)	12,373,905
187,875	HDFC Bank Ltd. (India)	8,060,641

		20,434,546

	Diversified Commercial & Professional Services 9.5%
2,059,540	Copart, Inc.*	87,633,427
351,263	CRA International, Inc.*	16,723,631

		104,357,058

	Education Services 2.7%
173,382	Strayer Education, Inc.	29,575,502

	Environmental & Facilities Services 0.6%
251,943	EnergySolutions, Inc.*	6,799,942

	Footwear 0.9%
15,178,000	China Hongxing Sports Ltd. (China)	9,960,488

	Health Care Distributors 3.0%
1,709,317	PSS World Medical, Inc.*	33,451,334

	Health Care Facilities 5.6%
961,125	Emeritus Corp.*	24,172,294
1,223,682	Sunrise Senior Living, Inc.*	37,542,564

		61,714,858

	Health Care Services 5.9%
657,522	Healthways, Inc.*	38,425,586
385,284	Pediatrix Medical Group, Inc.*	26,257,104

		64,682,690

	Homebuilding 0.8%
17,048	NVR, Inc.*	8,933,152

	Homefurnishing Retail 1.1%
623,615	Aaron Rents, Inc.	11,998,353

	Human Resource & Employment Services 1.4%
854,165	Resources Connection, Inc.	15,511,636

	Industrial Conglomerates 0.9%
262,885	Raven Industries, Inc.	10,092,155

	Industrial Machinery 3.3%
346,425	Graco, Inc.	12,907,795
324,375	IDEX Corp.	11,719,669
811,610	Weg S.A. (Brazil)	11,490,209

		36,117,673

	Insurance Brokers 0.9%
227,940	National Financial Partners Corp.	10,396,343

	Internet Software & Services 0.9%
798,250	Liquidity Services, Inc.*	10,297,425

	Investment Banking & Brokerage 2.8%
4,879,550	ABG Sundal Collier ASA (Norway)	11,331,416
112,828	GFI Group, Inc.*	10,799,896
130,231	KIWOOM Securities Co. Ltd. (Korea)	8,798,936

		30,930,248

	IT Consulting & Other Services 1.1%
409,655	SRA International, Inc., Class A*	12,064,340

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Leisure Facilities 2.0%
444,979	Life Time Fitness, Inc.*	$22,106,557

	Leisure Products 2.4%
1,320,885	Pool Corp.	26,193,150

	Life Sciences Tools & Services 1.0%
277,469	Pharmaceutical Product Development, Inc.	11,201,423

	Mortgage REIT's 5.5%
1,432,435	Annaly Mortgage Management, Inc.	26,041,668
914,885	NorthStar Realty Finance Corp.	8,160,774
786,793	Redwood Trust, Inc.	26,939,793

		61,142,235

	Oil & Gas Equipment & Services 1.7%
571,765	TETRA Technologies, Inc.*	8,902,381
355,295	TGS-NOPEC Geophysical Co. ASA* (Norway)	4,843,516
660,285	Wavefield Inseis ASA* (Norway)	5,097,700

		18,843,597

	Oil & Gas Exploration & Production 2.7%
205,270	GMX Resources, Inc.*	6,626,116
317,445	Ultra Petroleum Corp.* (Canada)	22,697,317

		29,323,433

	Personal Products 1.8%
791,157	Emami Ltd. (India)	6,354,949
180,710	Herbalife Ltd. (Cayman Islands)	7,278,999
164,990	USANA Health Sciences, Inc.*	6,117,829

		19,751,777

	Property & Casualty Insurance 2.1%
680,590	Tower Group, Inc.	22,731,706

	Real Estate Management & Development 2.0%
1,120,410	LPS Brasil - Consultoria de Imoveis S.A.* (Brazil)	22,030,534

	Regional Banks 1.6%
246,787	First Community Bancorp, Inc.	10,177,496
560,218	UCBH Holdings, Inc.	7,932,687

		18,110,183

	Semiconductor Equipment 0.7%
177,775	Tessera Technologies, Inc.*	7,395,440

	Semiconductors 2.7%
116,365	Hittite Microwave Corp.*	5,557,592
1,051,924	Micrel, Inc.	8,888,758
189,360	Netlogic Microsystems, Inc.*	6,097,392
239,848	Silicon Laboratories, Inc.*	8,977,511

		29,521,253

	Specialized Finance 1.3%
497,007	KKR Financial Holdings, LLC	6,982,948
206,815	MSCI, Inc., Class A*	7,941,696

		14,924,644

	Specialty Stores 0.8%
433,700	Hibbett Sports, Inc.*	8,665,326

	Systems Software 0.9%
312,435	Quality Systems, Inc.	9,526,143

	Thrifts & Mortgage Finance 0.6%
99,260	Housing Development Finance Corp. Ltd. (India)	7,108,638

	Trading Companies & Distributors 2.6%
329,667	MSC Industrial Direct Co., Inc., Class A	13,341,623
332,236	Rush Enterprises, Inc., Class B*	5,913,801
246,980	Watsco, Inc.	9,078,985

		28,334,409

	Trucking 3.8%
777,149	Knight Transportation, Inc.	11,509,577
1,557,220	Localiza Rent A Car S.A. (Brazil)	16,525,778
609,770	Old Dominion Freight Line, Inc.*	14,091,785

		42,127,140

	Total Common Stocks (cost $929,397,826)	1,101,453,865

	RIGHTS 0.0%

	Real Estate Management & Development 0.0%
30,146	LPS Brasil - Consultoria de Imoveis S.A.* *** + (Brazil)	133,795

	Total Rights (cost $0)	133,795

	Total Investments (cost $929,397,826) 99.9%	1,101,587,660
	Other Assets less Liabilities 0.1%	1,148,179

	NET ASSETS 100.0%	$1,102,735,839

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

At December 31, 2007, Wasatch Core Growth Fund's investments were in the following countries:

COUNTRY	%
Brazil	4.5
Canada	2.0
Cayman Islands	0.7
China	0.9
Hong Kong	0.8
India	3.1
Korea	0.8
Netherlands	1.0
Norway	1.9
South Africa	0.5
United States	83.8

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

December 31, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 95.0%

	Agricultural Products 3.6%
539,692	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	$484,879
557,595	China Green Ltd. (Hong Kong)	591,891
265,500	PT Astra Agro Lestari Tbk (Indonesia)	780,977

		1,857,747

	Alternative Carriers 2.4%
25,855	Global Village Telecom Holding S.A.* (Brazil)	519,279
24,575	Tulip IT Services Ltd. (India)	689,253

		1,208,532

	Apparel, Accessories & Luxury Goods 0.8%
119,500	Ports Design Ltd. (Hong Kong)	409,854

	Apparel Retail 0.5%
62,885	Truworths International Ltd. (South Africa)	249,183

	Application Software 3.4%
789,295	Kingdee International Software Group Co. Ltd. (Hong Kong)	610,924
1,416,485	Silverlake Axis Ltd. (Singapore)	584,580
15,865	Totvs S.A. (Brazil)	525,862

		1,721,366

	Brewers 1.2%
53,140	Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	627,681

	Building Products 1.1%
85,000	Satipel Industrial S.A. (Brazil)	573,034

	Casinos & Gaming 0.9%
21,460	Sun International Ltd. (South Africa)	458,789

	Coal & Consumable Fuels 0.9%
382,500	PT Tambang Batubara Bukit Asam Tbk (Indonesia)	478,833

	Commodity Chemicals 1.1%
1,430,500	Titan Chemicals Corp. Bhd (Malaysia)	576,124

	Communications Equipment 1.3%
75,000	GeoVision, Inc. (Taiwan)	684,980

	Computer Hardware 1.0%
20,790	Positivo Informatica S.A. (Brazil)	507,953

	Construction & Engineering 1.2%
571,000	Midas Holdings Ltd. (Singapore)	593,585

	Construction & Farm Machinery & Heavy Trucks 3.6%
1,404,000	China Farm Equipment Ltd. (Singapore)	560,856
319,065	China Infrastructure Machinery Holdings Ltd. (Hong Kong)	500,485
41,674	TIL Ltd. (India)	766,035

		1,827,376

	Consumer Finance 1.4%
168,060	Banco Compartamos S.A. de C.V.* (Mexico)	729,872

	Diversified Banks 2.3%
34,760	Commercial Int’l Bank GDR (Egypt)	580,492
68,230	Federal Bank Ltd. (India)	574,623

		1,155,115

	Diversified Commercial & Professional Services 1.1%
9,550	S1 Corp.* (Korea)	572,319

	Diversified Metals & Mining 3.6%
1,100	MMX Mineracao e Metalicos S.A.* (Brazil)	580,899
1,550,000	PT Aneka Tambang Tbk (Indonesia)	722,764
160,370	Sentula Mining Ltd. (South Africa)	538,113

		1,841,776

	Education Services 0.9%
217,000	Raffles Education Corp. Ltd. (Singapore)	455,359

	Electric Utilities 1.2%
58,345	Equatorial Energia S.A.** (Brazil)	614,589

	Electrical Components & Equipment 2.1%
1,549,000	Walsin Lihwa Corp. (Taiwan)	633,200
728,970	Wasion Meters Group Ltd. (Hong Kong)	436,038

		1,069,238

	Electronic Equipment Manufacturers 2.7%
86,820	Allied Electronics Corp. Ltd. (South Africa)	612,601
377,000	Chroma ATE, Inc. (Taiwan)	756,701

		1,369,302

	Fertilizers & Agricultural Chemicals 0.8%
38,370	Omnia Holdings Ltd. (South Africa)	403,862

	Food Retail 1.0%
5,410	BIM Birlesik Magazalar AS (Turkey)	482,668

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Footwear 0.5%
386,000	China Hongxing Sports Ltd. (China)	$253,311

	Gold 0.9%
2,062,000	Philex Mining Corp. (Philippines)	469,439

	Health Care Facilities 1.2%
493,900	Bumrungrad Hospital Public Company Ltd. (Thailand)	593,824

	Home Improvement Retail 0.3%
18,147	Cashbuild Ltd. (South Africa)	142,876

	Homebuilding 2.0%
366,370	SARE Holding S.A.B. de C.V., Class B* (Mexico)	499,490
152,695	Urbi Desarrollos Urbanos S.A. de C.V.* (Mexico)	527,437

		1,026,927

	Industrial Conglomerates 1.2%
148,000	Mexichem S.A.B. de C.V. (Mexico)	592,445

	Industrial Gases 1.0%
108,620	African Oxygen Ltd. (South Africa)	511,295

	Industrial Machinery 5.2%
329,000	Awea Mechantronic Co. Ltd. (Taiwan)	599,855
47,660	Hamlet (Israel-Canada) Ltd.* (Israel)	522,572
8,735	JVM Co., Ltd.* (Korea)	521,130
1,390,355	Shanghai Prime Machinery Co. Ltd., Class H (China)	473,061
213,475	Shanthi Gears Ltd. (India)	536,902

		2,653,520

	Investment Banking & Brokerage 3.0%
32,675	Egyptian Financial Group-Hermes Holding GDR (Egypt)	759,694
4,260	KIWOOM Securities Co. Ltd. (Korea)	287,823
27,660	Tata Investment Corp. Ltd. (India)	502,346

		1,549,863

	IT Consulting & Other Services 1.4%
38,915	Rolta India Ltd. (India)	698,723

	Life & Health Insurance 2.6%
128,385	Anadolu Hayat Emeklilik AS (Turkey)	537,739
32,375	OdontoPrev S.A. (Brazil)	800,281

		1,338,020

	Marine 1.1%
159,170	Grindrod Ltd. (South Africa)	549,446

	Multi-Sector Holdings 1.0%
68,210	Macquarie Korea Infrastructure Fund (Korea)	493,119

	Marine Ports & Services 1.0%
34,490	Santos Brasil Participacoes S.A.** (Brazil)	513,475

	Office REIT’S 0.9%
830,600	Axis Real Estate Investment Trust (Malaysia)	464,654

	Oil & Gas Equipment & Services 1.2%
792,290	Anhui Tianda Oil Pipe Co. Ltd., Series H (China)	594,416

	Oil & Gas Exploration & Production 1.0%
71,320	Dragon Oil plc* (Ireland)	489,583

	Packaged Foods & Meats 2.2%
36,485	Straus Group Ltd.* (Israel)	587,512
471,000	Synear Food Holdings Ltd. (Singapore)	544,539

		1,132,051

	Pharmaceuticals 2.8%
83,675	Aspen Pharmacare Holdings Ltd. (South Africa)	466,234
21,660	Pharmstandard GDR* (Russia)	595,650
7,200	Zentiva N.V. (Czech Republic)	379,264

		1,441,148

	Precious Metals & Minerals 0.8%
69,675	Northam Platinum Ltd. (South Africa)	407,734

	Real Estate Management & Development 5.5%
627,000	Ascendas India Trust ** (Singapore)	557,546
193,650	Growthpoint Properties Ltd.** (South Africa)	442,906
13,200	LPS Brasil - Consultoria de Imoveis S.A.* (Brazil)	259,551
31,260	PDG Realty S.A. Empreendimentos e Participacoes (Brazil)	439,045
55,770	Rodobens Negocios Imobiliarios S.A. (Brazil)	662,660
70,900	Trisul S.A.* (Brazil)	430,180

		2,791,888

	Regional Banks 1.0%
54,090	Asya Katilim Bankasi AS* (Turkey)	506,956

	Restaurants 3.3%
281,275	Ajisen China Holdings Ltd.* (Hong Kong)	498,733
263,355	FU JI Food & Catering Services Holdings Ltd. (Hong Kong)	602,487
458,525	Jollibee Foods Corp. (Philippines)	572,596

		1,673,816

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Semiconductors 2.8%
106,000	Novatek Microelectronics Corp., Ltd. (Taiwan)	$401,971
177,000	Powertech Technology, Inc. (Taiwan)	623,029
42,000	RichTek Technology Corp. (Taiwan)	375,009

		1,400,009

	Specialized Finance 4.6%
178,600	Bursa Malaysia Bhd (Malaysia)	764,220
11,895	GP Investments Ltd. GDR (Brazil)	533,938
36,610	JSE Ltd. (South Africa)	462,981
24,175	Philippine Stock Exchange, Inc. (Philippines)	594,780

		2,355,919

	Specialty Chemicals 0.8%
177,000	China Steel Chemical Corp. (Taiwan)	429,009

	Steel 2.8%
265,000	FerroChina Ltd. (Singapore)	333,373
136,900	Industrias CH, S.A.B. de C.V., Series B* (Mexico)	576,986
5,120	Sesa Goa Ltd. (India)	490,006

		1,400,365

	Trading Companies & Distributors 1.7%
145,307	Distribution & Warehousing Network Ltd. (South Africa)	370,831
3,450,000	PT AKR Corporindo Tbk (Indonesia)	502,057

		872,888

	Trucking 1.1%
54,725	Localiza Rent A Car S.A. (Brazil)	580,761

	Total Common Stocks (cost $48,894,594)	48,396,617

	PREFERRED STOCKS 1.5%

	Regional Banks 1.5%
83,545	Banco Daycoval S.A. Pfd. (Brazil)	800,248

	Total Preferred Stocks (cost $815,044)	800,248

	RIGHTS 0.2%

	Diversified Banks 0.2%
40,390	Federal Bank Ltd.*** + (India)	83,974

	Real Estate Management & Development 0.0%
355	LPS Brasil - Consultoria de Imoveis S.A.* *** + (Brazil)	1,577

	Total Rights (cost $133,206)	85,551

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.4%

	Repurchase Agreement 3.4%
$1,730,000	Repurchase Agreement dated 12/31/07, 3.30% due 1/2/08 with State Street Bank and Trust Co. collateralized by $1,500,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $1,766,250; repurchase proceeds: $1,730,317 (cost $1,730,000)	$1,730,000

	Total Short-Term Investments (cost $1,730,000)	1,730,000

	Total Investments (cost $51,572,844) 100.1%	51,012,416
	Liabilities less Other Assets (0.1)%	(72,286)

	NET ASSETS 100.0%	$50,940,130

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

GDR Global Depositary Receipts.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

At December 31, 2007, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	16.9
China	2.7
Czech Republic	0.8
Egypt	2.7
Hong Kong	8.4
India	8.8
Indonesia	5.0
Ireland	1.0
Israel	2.3
Korea	3.8
Malaysia	3.7
Mexico	5.9
Philippines	3.3
Russia	1.2
Singapore	7.4
South Africa	11.4
Taiwan	9.1
Thailand	1.2
Turkey	4.4

Total	100.0%

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) - Schedule of Investments

December 31, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 98.6%

	Air Freight & Logistics 1.4%
1,697,000	Goodpack Ltd. (Singapore)	$2,656,311

	Alternative Carriers 2.2%
151,073	Tulip IT Services Ltd. (India)	4,237,131

	Application Software 7.9%
96,660	Adobe Systems, Inc.*	4,130,282
42,970	Autodesk, Inc.*	2,138,187
100,275	Interactive Intelligence, Inc.*	2,642,246
2,587,000	Kingdee International Software Group Co. Ltd. (Hong Kong)	2,002,370
144,030	Opnet Technologies, Inc.*	1,304,912
7,417,561	Silverlake Axis Ltd. (Singapore)	3,061,207

		15,279,204

	Communications Equipment 5.1%
128,595	Acme Packet, Inc.*	1,619,011
183,580	F5 Networks, Inc.*	5,235,702
39,905	QUALCOMM, Inc.	1,570,262
82,425	Starent Networks Corp.*	1,504,256

		9,929,231

	Computer Storage & Peripherals 7.5%
290,470	Catcher Technology Co. Ltd. (Taiwan)	1,674,011
101,975	Intevac, Inc.*	1,482,716
258,635	Isilon Systems, Inc.*	1,313,866
120,120	Network Appliance, Inc.*	2,998,195
2,417,675	Unisteel Technology Ltd. (Singapore)	2,801,969
141,120	Western Digital Corp.*	4,263,235

		14,533,992

	Construction & Engineering 0.6%
1,210,000	Midas Holdings Ltd. (Singapore)	1,257,860

	Construction & Farm Machinery & Heavy Trucks 0.3%
1,684,000	China Farm Equipment Ltd. (Singapore)	672,707

	Data Processing & Outsourced Services 1.1%
131,500	Redecard S.A. (Brazil)	2,127,640

	Diversified Banks 2.1%
95,770	HDFC Bank Ltd. (India)	4,108,943

	Electrical Components & Equipment 0.5%
1,728,000	Wasion Meters Group Ltd. (Hong Kong)	1,033,615

	Electronic Equipment Manufacturers 0.1%
1,891,690	QRSciences Holdings Ltd.* (Australia)	272,728

	Electronic Manufacturing Services 1.4%
238,025	TTM Technologies, Inc.*	2,775,372

	Health Care Equipment 11.3%
85,765	Abaxis, Inc.*	3,075,533
93,730	ArthroCare Corp.*	4,503,727
53,075	Cardica, Inc.*	540,304
18,865	Intuitive Surgical, Inc.*	6,121,692
7,853,270	LMA International N.V.* (Singapore)	2,499,014
34,215	NxStage Medical, Inc.*	519,042
107,910	Opto Circuits India Ltd. (India)	1,379,599
33,135	Possis Medical, Inc.*	483,108
187,920	VNUS Medical Technologies, Inc.*	2,728,598

		21,850,617

	Health Care Technology 2.3%
15,290	MedAssets, Inc.*	366,043
141,625	RaySearch Laboratories AB* (Sweden)	4,137,004

		4,503,047

	Industrial Machinery 0.8%
6,238,586	Innovalues Ltd. (Singapore)	1,526,320

	Integrated Telecommunication Services 0.4%
27,190	NeuStar, Inc., Class A*	779,809

	Internet Retail 0.9%
45,100	B2W Companhia Global do Varejo (Brazil)	1,798,933

	Internet Software & Services 3.7%
104,625	DealerTrack Holdings, Inc.*	3,501,799
3,245	Google, Inc., Class A*	2,243,853
603,630	Kana Software, Inc.*	1,448,712

		7,194,364

	IT Consulting & Other Services 7.2%
262,630	Cognizant Technology Solutions Corp., Class A* +++	8,913,662
1,247,000	CSE Global Ltd. (Singapore)	1,030,951
87,830	Infosys Technologies Ltd. (India)	3,906,648

		13,851,261

	Life & Health Insurance 1.0%
80,795	OdontoPrev S.A. (Brazil)	1,997,180

	Life Sciences Tools & Services 3.9%
28,655	Covance, Inc.*	2,482,096
43,925	Icon plc ADR* (Ireland)	2,717,200
36,995	Pharmaceutical Product Development, Inc.	1,493,488
13,030	Techne Corp.*	860,632

		7,553,416

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Oil & Gas Equipment & Services 3.2%
4,217,010	Advanced Holdings Ltd. (Singapore)	$1,079,867
10,830	OYO Geospace Corp.*	816,149
49,410	Pason Systems, Inc. (Canada)	625,291
669,000	Swiber Holdings Ltd.* (Singapore)	1,572,784
73,625	TGS-NOPEC Geophysical Co. ASA* (Norway)	1,003,684
149,505	Wavefield Inseis ASA* (Norway)	1,154,247

		6,252,022

	Real Estate Management & Development 1.3%
130,050	LPS Brasil - Consultoria de Imoveis S.A.* (Brazil)	2,557,163

	Semiconductor Equipment 4.7%
111,012	inTEST Corp.*	246,446
93,465	Rudolph Technologies, Inc.*	1,058,024
185,598	Tessera Technologies, Inc.*	7,720,877

		9,025,347

	Semiconductors 19.4%
41,645	Hittite Microwave Corp.*	1,988,965
62,340	Intellon Corp.*	470,044
54,300	Melexis N.V. (Belgium)	884,891
119,735	Micrel, Inc.	1,011,761
6,360	Microchip Technology, Inc.	199,831
210,355	Netlogic Microsystems, Inc.*	6,773,431
592,460	O2Micro International Ltd. ADR* (Cayman Islands)	6,836,988
164,616	PLX Technology, Inc.*	1,530,929
121,088	Power Integrations, Inc.*	4,169,060
52,640	PSi Technologies Holdings, Inc. ADR*	40,006
65,730	Silicon Laboratories, Inc.*	2,460,274
273,340	SiRF Technology Holdings, Inc.*	6,869,034
52,085	Techwell, Inc.*	573,456
88,870	Texas Instruments, Inc.	2,968,258
71,405	Volterra Semiconductor Corp.*	787,597

		37,564,525

	Specialized Finance 0.6%
24,275	GP Investments Ltd. GDR (Brazil)	1,089,647

	Technology Distributors 0.8%
225,884	Nu Horizons Electronics Corp.*	1,569,894

	Thrifts & Mortgage Finance 1.4%
37,055	Housing Development Finance Corp. Ltd. (India)	2,653,744

	Trucking 0.8%
144,375	Localiza Rent A Car S.A. (Brazil)	1,532,159

	Wireless Telecommunication Services 4.7%
1,870,300	America Movil S.A.B. de C.V., Series L (Mexico)	5,740,638
68,290	NII Holdings, Inc.*	3,299,773

		9,040,411

	Total Common Stocks (cost $171,932,996)	191,224,593

	PREFERRED STOCKS 0.4%

	Broadcasting & Cable TV 0.0%
1	Net Servicos de Comunicacao S.A., Series 4 Pfd.* (Brazil)	9

	Integrated Telecommunication Services 0.2%
17,684	Neutral Tandem, Inc., Series C Pfd. PIPE* *** +	282,085

	Internet Software & Services 0.2%
78,502	BlueArc Corp., Series DD Pfd.* *** +	407,426
30,265	Incipient, Inc., Series D Pfd.* *** +	31,960
6,528	Xtera Communications, Inc., Series A-1 Pfd.* *** +	7,076

		446,462

	Pharmaceuticals 0.0%
39,337	Point Biomedical Corp., Series A Pfd.* *** +	39,337

	Total Preferred Stocks (cost $603,917)	767,893

	LIMITED PARTNERSHIP INTEREST 0.2%

	Other 0.2%
	Montagu Newhall Global Partners II-B, L.P.*** +	282,003

	Total Limited Partnership Interest (cost $312,144)	282,003

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	WARRANTS 0.0%

	Air Freight & Logistics 0.0%
212,125	Goodpack Ltd. expiring 7/16/09 (Singapore)	$73,683

	Electronic Equipment Manufacturers 0.0%
945,845	QRSciences Holdings Ltd. expiring 2/15/08* *** + (Australia)	—

	Pharmaceuticals 0.0%
3,832	Acusphere, Inc. expiring 8/02/08* *** +	—
768	Acusphere, Inc. expiring 10/20/08* *** +	—

		—

	Total Warrants (cost $0)	73,683

	RIGHTS 0.0%

	Real Estate Management & Development 0.0%
3,499	LPS Brasil - Consultoria de Imoveis S.A.* *** + (Brazil)	15,530

	Total Rights (cost $0)	15,530

Principal Amount

	SHORT-TERM INVESTMENTS 1.7%

	Repurchase Agreement 1.7%
$3,322,000	Repurchase Agreement dated 12/31/07, 3.30% due 1/2/08 with State Street Bank and Trust Co. collateralized by $2,880,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $3,391,200; repurchase proceeds: $3,322,609 +++ (cost $3,322,000)	$3,322,000

	Total Short-Term Investments (cost $3,322,000)	3,322,000

	Total Investments (cost $176,171,057) 100.9%	195,685,702
	Liabilities less Other Assets (0.9)%	(1,839,693)

	NET ASSETS 100.0%	$193,846,009

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

	+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

	+++All or a portion of this security has been designated as collateral for purchase commitments (see Note 7).

	ADR American Depositary Receipts.

	GDR Global Depositary Receipts.

	PIPE Private Investment in a Public Equity.

	See Notes to Schedules of Investments.

At December 31, 2007, Wasatch Global Science & Technology Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	0.1
Belgium	0.5
Brazil	5.8
Canada	0.3
Cayman Islands	3.5
Hong Kong	1.6
India	8.5
Ireland	1.4
Mexico	3.0
Norway	1.1
Singapore	9.5
Sweden	2.1
Taiwan	0.9
United States	61.7

Total	100.0%

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments

December 31, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 99.5%

	Aerospace & Defense 3.0%
46,230	L-3 Communications Holdings, Inc.	$4,897,606

	Air Freight & Logistics 0.6%
19,475	C.H. Robinson Worldwide, Inc.	1,053,987

	Apparel Retail 2.5%
83,047	Aeropostale, Inc.*	2,200,746
123,940	Esprit Holdings Ltd. (Hong Kong)	1,839,209

		4,039,955
	Apparel, Accessories & Luxury Goods 1.6%
87,590	Coach, Inc.*	2,678,502

	Asset Management & Custody Banks 3.1%
58,580	SEI Investments Co.	1,884,518
53,225	T. Rowe Price Group, Inc.	3,240,338

		5,124,856

	Automotive Retail 0.7%
33,585	O’Reilly Automotive, Inc.*	1,089,162

	Communications Equipment 4.3%
157,965	Cisco Systems, Inc.*	4,276,113
96,335	F5 Networks, Inc.*	2,747,474

		7,023,587

	Computer & Electronics Retail 0.9%
26,987	Best Buy Co., Inc.	1,420,866

	Construction & Farm Machinery & Heavy Trucks 1.8%
60,660	Oshkosh Truck Corp.	2,866,792

	Consumer Finance 2.2%
181,320	AmeriCredit Corp.*	2,319,083
28,146	Capital One Financial Corp.	1,330,180

		3,649,263

	Data Processing & Outsourced Services 3.1%
34,445	Alliance Data Systems Corp.*	2,583,031
151,200	Redecard S.A. (Brazil)	2,446,382

		5,029,413

	Department Stores 1.0%
34,455	Kohl’s Corp.*	1,578,039

	Diversified Commercial & Professional Services 2.2%
83,885	Copart, Inc.*	3,569,307

	Diversified Metals & Mining 2.7%
135,035	Lundin Mining Corp.* (Canada)	1,305,268
7,215	Rio Tinto plc ADR (United Kingdom)	3,029,578

		4,334,846

	Diversified REIT’s 1.8%
166,395	CapitalSource, Inc.	2,926,888

	Education Services 2.0%
45,535	Apollo Group, Inc., Class A*	3,194,280

	Electronic Equipment Manufacturers 4.7%
165,335	Amphenol Corp., Class A	7,666,584

	Health Care Distributors 0.5%
26,610	Patterson Companies, Inc.*	903,410

	Health Care Equipment 2.2%
49,380	St. Jude Medical, Inc.*	2,006,803
22,863	Zimmer Holdings, Inc.*	1,512,387

		3,519,190
	Health Care Services 5.2%
77,165	DaVita, Inc.*	4,348,248
57,260	Express Scripts, Inc.*	4,179,980

		8,528,228

	Home Furnishings 0.5%
28,865	Tempur-Pedic International, Inc.	749,624

	Homebuilding 1.6%
4,868	NVR, Inc.*	2,550,832

	Hotels, Resorts & Cruise Lines 0.6%
323,230	Shangri-La Asia Ltd. (Hong Kong)	1,015,534

	Internet Software & Services 2.0%
97,050	eBay, Inc.*	3,221,090

	IT Consulting & Other Services 5.8%
70,090	Cognizant Technology Solutions Corp., Class A*	2,378,854
158,650	Infosys Technologies Ltd. (India)	7,056,697

		9,435,551

	Life Sciences Tools & Services 3.0%
57,110	Covance, Inc.*	4,946,868

	Managed Health Care 3.6%
66,755	WellPoint, Inc.*	5,856,416

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Mortgage REIT’s 0.7%
61,350	Annaly Mortgage Management, Inc.	$1,115,343

	Oil & Gas Equipment & Services 1.5%
49,830	Cameron International Corp.*	2,398,318

	Oil & Gas Exploration & Production 8.2%
41,590	Anadarko Petroleum Corp.	2,732,047
64,215	Chesapeake Energy Corp.	2,517,228
46,420	Plains Exploration & Production Co.*	2,506,680
34,440	Ultra Petroleum Corp.* (Canada)	2,462,460
62,869	XTO Energy, Inc.	3,228,939

		13,447,354

	Pharmaceuticals 1.7%
60,565	Teva Pharmaceutical Industries Ltd. ADR (Israel)	2,815,061

	Real Estate Management & Development 0.7%
56,085	CB Richard Ellis Group, Inc., Class A*	1,208,632

	Semiconductor Equipment 0.8%
28,575	KLA-Tencor Corp.	1,376,172

	Semiconductors 5.7%
88,850	Linear Technology Corp.	2,828,096
114,140	Maxim Integrated Products, Inc.	3,022,427
29,260	Microchip Technology, Inc.	919,349
256,279	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	2,552,539

		9,322,411

	Specialized Finance 2.5%
15,850	IntercontinentalExchange, Inc.*	3,051,125
27,335	MSCI, Inc., Class A*	1,049,664

		4,100,789

	Specialty Stores 0.8%
58,180	Staples, Inc.	1,342,213

	Systems Software 1.8%
83,050	BMC Software, Inc.*	2,959,902

	Thrifts & Mortgage Finance 2.6%
21,035	Housing Development Finance Corp. Ltd. (India)	1,506,450
151,785	New York Community Bancorp, Inc.	2,668,380

		4,174,830

	Trading Companies & Distributors 3.0%
22,970	Fastenal Co.	928,447
32,510	MSC Industrial Direct Co., Inc., Class A	1,315,680
59,425	TransDigm Group, Inc.*	2,684,227

		4,928,354

	Trucking 1.6%
92,790	J.B. Hunt Transport Services, Inc.	2,556,364

	Wireless Telecommunication Services 4.7%
1,470,720	America Movil S.A.B. de C.V., Series L (Mexico)	4,514,180
66,465	NII Holdings, Inc.*	3,211,589

		7,725,769

	Total Common Stocks
	(cost $137,856,230)	162,342,188

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.6%

	Repurchase Agreement 0.6%
$949,000	Repurchase Agreement dated 12/31/07, 3.30% due 1/2/08 with State Street Bank and Trust Co. collateralized by $825,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $971,438; repurchase proceeds: $949,174 (cost $949,000)	$949,000

	Total Short-Term Investments (cost $949,000)	949,000

	Total Investments (cost $138,805,230) 100.1%	163,291,188
	Liabilities less Other Assets (0.1)%	(242,882)

	NET ASSETS 100.0%	$163,048,306

	*Non-income producing. ADR American Depositary Receipts. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

At December 31, 2007, Wasatch Heritage Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	1.5
Canada	2.3
Hong Kong	1.7
India	5.3
Israel	1.7
Mexico	2.8
Taiwan	1.6
United Kingdom	1.9
United States	81.2

Total	100.0%

WASATCH HERITAGE VALUE FUND (WAHVX) – Schedule of Investments

December 31, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 87.6%

	Aerospace & Defense 3.4%
1,985	Goodrich Corp.	$140,161

	Aluminum 2.9%
3,300	Alcoa, Inc.	120,615

	Asset Management & Custody Banks 2.0%
1,165	Legg Mason, Inc.	85,220

	Automobile Manufacturers 3.0%
2,020	Bayerische Motoren Werke (BMW) AG (Germany)	125,330

	Coal & Consumable Fuels 2.5%
11,440	Uranium One, Inc.* (Canada)	102,351

	Communications Equipment 6.4%
4,980	Cisco Systems, Inc.*	134,808
7,495	Comverse Technology, Inc.*	129,289

		264,097

	Computer Hardware 2.1%
4,808	Sun International Ltd.*	87,169

	Construction & Farm Machinery & Heavy Trucks 5.0%
2,210	Deere & Co.	205,795

	Consumer Finance 1.8%
1,600	Capital One Financial Corp.	75,616

	Diversified Metals & Mining 2.6%
11,025	Lundin Mining Corp.* (Canada)	106,569

	Electric Utilities 2.9%
7,500	EDP - Energias do Brasil S.A. (Brazil)	121,770

	Electrical Components & Equipment 2.4%
2,205	Belden, Inc.	98,122

	Environmental & Facilities Services 2.8%
3,555	Waste Management, Inc.	116,142

	General Merchandise Stores 2.1%
3,355	Dollar Tree Stores, Inc.*	86,962

	Gold 2.0%
6,525	Yamana Gold, Inc. (Canada)	84,433

	Health Care Equipment 0.1%
85	Covidien Ltd.	3,765

	Industrial Machinery 1.3%
1,435	Graco, Inc.	53,468

	Internet Software & Services 2.9%
3,635	eBay, Inc.*	120,646

	IT Consulting & Other Services 3.1%
3,855	Cognizant Technology Solutions Corp., Class A*	130,839

	Life & Health Insurance 1.7%
1,200	Lincoln National Corp.	69,864

	Mortgage REIT’s 2.5%
5,695	Annaly Mortgage Management, Inc.	103,535

	Oil & Gas Drilling 3.6%
2,790	Fred Olsen Energy ASA (Norway)	151,543

	Oil & Gas Storage & Transportation 3.3%
5,385	Spectra Energy Corp.	139,041

	Paper Products 2.9%
3,700	International Paper Co.	119,806

	Pharmaceuticals 5.4%
5,830	Biovail Corp. (Canada)	78,472
3,130	Teva Pharmaceutical Industries Ltd. ADR (Israel)	145,482

		223,954

	Railroads 2.9%
1,445	Burlington Northern Santa Fe Corp.	120,267

	Systems Software 3.4%
3,950	Microsoft Corp.	140,620

	Thrifts & Mortgage Finance 1.7%
3,900	People’s United Financial, Inc.	69,420

	Wireless Telecommunication Services 8.9%
2,105	America Movil S.A.B. de C.V., Series L ADR (Mexico)	129,226
2,655	Globe Telecom, Inc.	101,100
800	Globe Telecom, Inc. (Philippines)	30,265
3,725	SK Telecom Co. Ltd. ADR (Korea)	111,154

		371,745

	Total Common Stocks (cost $3,750,079)	3,638,865

WASATCH HERITAGE VALUE FUND (WAHVX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 14.2%

	Repurchase Agreement 14.2%
$590,000	Repurchase Agreement dated 12/31/07, 3.30% due 1/2/08 with State Street Bank and Trust Co. collateralized by $515,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $606,413; repurchase proceeds: $590,108 +++ (cost $590,000)	$590,000

	Total Short-Term Investments (cost $590,000)	590,000

	Total Investments (cost $4,340,079) 101.8%	4,228,865
	Liabilities less Other Assets (1.8)%	(73,659)

	NET ASSETS 100.0%	$4,155,206

Shares		Value
	SECURITIES SOLD SHORT

1,365	Lehman Brothers Holdings, Inc. (proceeds $81,919)	$89,326

*Non-income producing.

+++All or a portion of this security has been designated as collateral for open short positions.

ADR American Depositary Receipts.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2007, Wasatch Heritage Value Fund’s investments, excluding short-term investments and securities sold short, were in the following countries:

COUNTRY	%
Brazil	3.3
Canada	10.2
Germany	3.4
Israel	4.0
Korea	3.1
Mexico	3.6
Norway	4.2
Philippines	0.8
United States	67.4

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

December 31, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 98.6%

	Aerospace & Defense 1.4%
364,363	Thielert AG* (Germany)	$7,264,100

	Agricultural Products 3.8%
4,421,481	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	3,972,422
4,005,870	China Green Ltd. (Hong Kong)	4,252,262
2,958,920	Wilmar International Ltd. (Singapore)	10,995,106

		19,219,790

	Alternative Carriers 0.7%
172,300	Global Village Telecom Holding S.A.* (Brazil)	3,460,520

	Apparel, Accessories & Luxury Goods 3.1%
16,820	Bijou Brigitte AG (Germany)	2,862,081
87,390	Mariella Burani Fashion Group S.p.A. (Italy)	2,405,705
1,415,030	Ports Design Ltd. (Hong Kong)	4,853,187
483,750	Ted Baker plc (United Kingdom)	5,263,119

		15,384,092

	Apparel Retail 1.6%
42,840	Point, Inc. (Japan)	2,166,658
539,176	Pumpkin Patch Ltd. (New Zealand)	1,088,869
1,164,790	Truworths International Ltd. (South Africa)	4,615,503

		7,871,030

	Application Software 0.5%
80,885	Nemetschek AG (Germany)	2,539,391

	Asset Management & Custody Banks 1.3%
690	Bank Sarasin & Cie AG, Class B (Switzerland)	3,266,264
4,758,000	Macquarie International Infrastructure Fund Ltd. (Singapore)	3,244,864

		6,511,128

	Biotechnology 0.5%
1,396,565	Ark Therapeutics Group plc* (United Kingdom)	2,616,372

	Building Products 0.5%
368,000	Satipel Industrial S.A. (Brazil)	2,480,899

	Commodity Chemicals 0.1%
554,362	Yip’s Chemical Holdings Ltd. (Hong Kong)	397,219

	Communications Equipment 0.8%
186,350	Tandberg ASA (Norway)	3,847,672

	Computer Storage & Peripherals 0.8%
3,410,484	Unisteel Technology Ltd. (Singapore)	3,952,586

	Construction & Engineering 2.2%
285,970	Boart Longyear Group* (Australia)	583,976
2,972,000	Midas Holdings Ltd. (Singapore)	3,089,555
132,660	Outotec Oyj (Finland)	7,192,732

		10,866,263

	Construction & Farm Machinery & Heavy Trucks 2.4%
189,289	Demag Cranes AG (Germany)	8,100,756
99,825	Takeuchi Manufacturing Co. Ltd. (Japan)	3,912,842

		12,013,598

	Consumer Finance 1.1%
1,288,590	Banco Compartamos S.A. de C.V.* (Mexico)	5,596,251

	Diversified Banks 4.5%
249,555	Axis Bank Ltd. (India)	6,041,150
465,874	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	8,502,200
189,615	HDFC Bank Ltd. (India)	8,135,295

		22,678,645

	Diversified Capital Markets 1.1%
1,383,845	Acta Holdings ASA (Norway)	5,729,108

	Diversified Commercial & Professional Services 1.8%
152,370	Campbell Brothers Ltd. (Australia)	4,231,684
287,430	Wirecard AG* (Germany)	4,870,139

		9,101,823

	Diversified Metals & Mining 4.6%
226,870	Anvil Mining Ltd.* (Canada)	3,503,215
127,130	HudBay Minerals, Inc.* (Canada)	2,511,814
643,290	Independence Group N.L. (Australia)	4,957,550
338,310	Lundin Mining Corp.* (Canada)	3,270,153
79,895	Major Drilling Group Intl., Inc.* (Canada)	5,067,559
1,580,856	Perilya Ltd. (Australia)	3,605,201

		22,915,492

	Diversified REIT’s 1.6%
1,067,840	Babcock & Brown Japan Property Trust** (Australia)	1,306,193
2,985,695	Charter Hall Group (Australia)	6,491,346

		7,797,539

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Electrical Components & Equipment 3.4%
115,185	SGL Carbon AG* (Germany)	$6,232,636
71,595	Solarworld AG (Germany)	4,345,921
4,504,000	Walsin Lihwa Corp. (Taiwan)	1,841,143
7,689,270	Wasion Meters Group Ltd. (Hong Kong)	4,599,389

		17,019,089

	Electrical Equipment Manufacturers 2.1%
1,806,000	Chroma ATE, Inc. (Taiwan)	3,624,939
356,654	Rotork plc (United Kingdom)	6,877,524

		10,502,463

	Environmental & Facilities Services 1.1%
126,937	AEON DELIGHT Co., Ltd. (Japan)	2,308,740
116,000	Asahi Pretec Corp. (Japan)	3,123,027

		5,431,767

	Food Retail 1.0%
56,785	BIM Birlesik Magazalar AS (Turkey)	5,066,233

	Footwear 1.8%
13,931,675	China Hongxing Sports Ltd. (China)	9,142,593

	Gold 0.3%
5,356,000	Redcorp Ventures Ltd.* (Canada)	1,438,107

	Health Care Distributors 0.0%
16,004	Arseus N.V.* (Belgium)	216,437
16,004	Arseus N.V. - VVPR Strip* (Belgium)	468

		216,905

	Health Care Equipment 1.5%
321,835	Elekta AB, Class B (Sweden)	5,352,533
17,710	Nakanishi, Inc. (Japan)	2,266,227

		7,618,760

	Health Care Facilities 1.2%
240,910	Curanum AG (Germany)	3,282,008
39,740	Orpea* (France)	2,611,745

		5,893,753

	Health Care Supplies 0.7%
48,143	Omega Pharma S.A. (Belgium)	3,313,218

	Health Care Technology 1.6%
224,540	RaySearch Laboratories AB* (Sweden)	6,559,031
419	So-net M3, Inc.* (Japan)	1,335,838

		7,894,869

	Homebuilding 1.7%
187,730	Japan General Estate Co. Ltd. (The) (Japan)	2,510,488
1,537,700	SARE Holding S.A.B. de C.V., Class B* (Mexico)	2,096,422
1,086,465	Urbi Desarrollos Urbanos S.A. de C.V.* (Mexico)	3,752,850

		8,359,760

	Homefurnishing Retail 1.2%
69,590	Beter Bed Holding N.V. (Netherlands)	1,787,922
371,830	Hemtex AB (Sweden)	4,248,346

		6,036,268

	Household Appliances 1.7%
212,845	Fourlis Holdings S.A. (Greece)	8,410,979

	Human Resource & Employment Services 1.1%
645	en-japan, Inc. (Japan)	1,812,635
684,970	Michael Page International plc (United Kingdom)	3,899,662

		5,712,297

	Industrial Conglomerates 1.0%
1,285,123	Mexichem S.A.B. de C.V. (Mexico)	5,144,354

	Industrial Machinery 6.4%
44,985	Andritz AG (Austria)	2,702,340
154,160	Biesse S.p.A. (Italy)	2,901,997
38,818	Burckhardt Compression Holding AG (Switzerland)	12,595,221
173,880	Frigoglass S.A. (Greece)	6,280,087
86,310	Konecranes Oyj (Finland)	2,940,102
119,128	Palfinger AG (Austria)	4,416,013

		31,835,760

	Industrial REIT’s 0.6%
3,987,175	Mapletree Logistics Trust (Singapore)	2,998,410

	Internet Retail 0.4%
23,555	B2W Companhia Global do Varejo GDR*** (Brazil)	1,879,107

	Investment Banking & Brokerage 1.7%
132,450	D. Carnegie & Co. AB (Sweden)	2,566,209
90,233	KIWOOM Securities Co. Ltd. (Korea)	6,096,509

		8,662,718

	Life Sciences Tools & Services 3.3%
45,108	Eurofins Scientific (France)	5,242,478
57,915	Icon plc ADR* (Ireland)	3,582,622
51,855	MorphoSys AG* (Germany)	3,606,508
200,435	QIAGEN N.V.* (Netherlands)	4,219,157

		16,650,765

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Marine 0.5%
557,605	Eitzen Chemical ASA* (Norway)	$2,335,780

	Office Electronics 0.7%
34,905	Neopost S.A. (France)	3,595,702

	Oil & Gas Equipment & Services 6.8%
4,316,898	Anhui Tianda Oil Pipe Co. Ltd., Series H (China)	3,238,753
198,355	Pason Systems, Inc. (Canada)	2,510,212
64,385	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	5,775,731
817,000	Swiber Holdings Ltd.* (Singapore)	1,920,725
419,315	TGS-NOPEC Geophysical Co. ASA* (Norway)	5,716,261
139340	Trican Well Service Ltd. (Canada)	2,714,938
294,110	Wavefield Inseis ASA* (Norway)	2,270,663
216,590	WorleyParsons Ltd. (Australia)	9,757,267

		33,904,550

	Oil & Gas Exploration & Production 2.7%
563,007	JKX Oil and Gas plc (United Kingdom)	4,497,699
88,095	Premier Oil plc* (United Kingdom)	2,323,630
153,165	Soco International plc* (United Kingdom)	6,650,525

		13,471,854

	Other Diversified Financial Services 0.6%
643,395	African Bank Investments Ltd. (South Africa)	3,115,205

	Pharmaceuticals 0.7%
355,155	Hikma Pharmaceuticals plc (United Kingdom)	3,322,879

	Precious Metals & Minerals 0.8%
128,540	Harry Winston Diamond Corp.* (Canada)	4,226,276

	Real Estate Management & Development 4.8%
9,600	ARDEPRO Co. Ltd. (Japan)	2,061,453
1,575	Creed Corp. (Japan)	3,146,162
350,219	DTZ Holdings plc (United Kingdom)	1,814,728
824,144	Even Construtora e Incorporadora S.A.* (Brazil)	7,824,738
817,350	Invista Real Estate Investment Management Holdings plc (United Kingdom)	868,583
201,090	Joint Corp. (Japan)	3,876,579
353,365	Norwegian Property ASA (Norway)	4,293,340

		23,885,583

	Regional Banks 0.9%
148,440	Canadian Western Bank (Canada)	4,715,126

	Restaurants 1.0%
2,272,295	FU JI Food & Catering Services Holdings Ltd. (Hong Kong)	5,198,417

	Semiconductors 1.3%
29,815	austriamicrosystems AG* (Austria)	1,352,040
175,816	Melexis N.V. (Belgium)	2,865,156
185,740	O2Micro International Ltd. ADR* (Cayman Islands)	2,143,440

		6,360,636

	Specialized Finance 6.3%
176,945	Arques Industries AG (Germany)	5,933,357
66,135	GP Investments Ltd. GDR (Brazil)	2,968,644
167,495	Hellenic Exchanges S.A. (Greece)	5,874,557
109,905	IMAREX ASA* (Norway)	3,152,855
593,773	JSE Ltd. (South Africa)	7,509,028
1,315	Osaka Securities Exchange Co. Ltd. (Japan)	6,085,000

		31,523,441

	Steel 0.9%
272,285	Maharashtra Seamless Ltd. (India)	4,312,136

	Thrifts & Mortgage Finance 1.3%
154,280	Home Capital Group, Inc. (Canada)	6,549,807

	Trading Companies & Distributors 0.3%
1,593,120	Emeco Holdings Ltd. (Australia)	1,484,120

	Trucking 0.8%
362,925	Localiza Rent A Car S.A. (Brazil)	3,851,491

	Total Common Stocks (cost $393,181,677)	493,324,696

	PREFERRED STOCKS 1.0%

	Railroads 1.0%
393,055	All America Latina Logistica S.A. Pfd.** (Brazil)	5,087,633

	Total Preferred Stocks (cost $2,033,349)	5,087,633

	WARRANTS 0.0%

	Gold 0.0%
2,678,000	Redcorp Ventures Ltd. expiring 7/10/09* *** + (Canada)	—

	Health Care Distributors 0.0%
8,002	Arseus N.V. expiring 1/28/11* (Belgium)	10,062

	Total Warrants (cost $0)	10,062

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.7%

	Repurchase Agreement 0.7%
$3,203,000	Repurchase Agreement dated 12/31/07, 3.30% due 1/2/08 with State Street Bank and Trust Co. collateralized by $2,775,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $3,267,563; repurchase proceeds: $3,203,587 (cost $3,203,000)	$3,203,000

	Total Short-Term Investments (cost $3,203,000)	3,203,000

	Total Investments (cost $398,418,026) 100.3%	501,625,391
	Liabilities less Other Assets (0.3)%	(1,271,555)

	NET ASSETS 100.0%	$500,353,836

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

ADR American Depositary Receipts.

GDR Global Depositary Receipts.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2007, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	6.5
Austria	2.9
Belgium	1.3
Bermuda	1.7
Brazil	5.5
Canada	7.3
Cayman Islands	0.4
China	2.5
Finland	2.0
France	2.3
Germany	9.8
Greece	4.1
Hong Kong	4.7
India	3.7
Ireland	0.7
Italy	1.1
Japan	6.9
Korea	1.2
Mexico	3.3
Netherlands	1.2
New Zealand	0.2
Norway	5.5
Singapore	5.3
South Africa	3.1
Sweden	3.8
Switzerland	3.2
Taiwan	1.1
Turkey	1.0
United Kingdom	7.7

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

December 31, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 89.5%
	Aerospace & Defense 0.8%

21,540	Thielert AG* (Germany)	$429,431

	Air Freight & Logistics 2.3%
759,941	Goodpack Ltd. (Singapore)	1,189,534

	Alternative Carriers 0.6%
11,175	Tulip IT Services Ltd. (India)	313,424

	Apparel, Accessories & Luxury Goods 4.2%
1,885,000	EganaGoldpfeil Holdings Ltd.*** (Hong Kong)	39,888
473,005	Moiselle Int’l. Holdings Ltd. (Hong Kong)	108,538
130,850	Mulberry Group plc (United Kingdom)	497,801
23,900	New Wave Group AB, Class B (Sweden)	248,740
181,475	Ports Design Ltd. (Hong Kong)	622,412
60,865	Ted Baker plc (United Kingdom)	662,201

		2,179,580

	Apparel Retail 0.3%
67,241	Pumpkin Patch Ltd. (New Zealand)	135,794

	Application Software 4.1%
977,764	Guestlogix, Inc.* (Canada)	1,327,528
10,315	Nemetschek AG (Germany)	323,840
1,149,298	Silverlake Axis Ltd. (Singapore)	474,312

		2,125,680

	Asset Management & Custody Banks 1.4%
460,000	Macquarie International Infrastructure Fund Ltd. (Singapore)	313,711
29,575	Treasury Group Ltd. (Australia)	411,160

		724,871

	Auto Parts & Equipment 1.5%
610,000	Azure Dynamics Corp.* (Canada)	234,865
42,540	Martinrea International, Inc.* (Canada)	526,712

		761,577

	Automobile Manufacturers 0.5%
26,145	Fleetwood Corp. Ltd. (Australia)	242,576

	Automotive Retail 0.7%
93,050	Super Cheap Auto Group Ltd. (Australia)	349,048

	Biotechnology 0.5%
123,110	Ark Therapeutics Group plc* (United Kingdom)	230,638

	Building Products 1.5%
1,086,702	Midsouth Holdings Ltd.* (Singapore)	528,547
39,000	Satipel Industrial S.A. (Brazil)	262,921

		791,468

	Communications Equipment 0.5%
38,435	Celrun Co. Ltd.* (Korea)	263,184

	Computer Storage & Peripherals 0.7%
322,933	Unisteel Technology Ltd. (Singapore)	374,264

	Construction & Engineering 1.4%
86,050	Lycopodium Ltd. (Australia)	370,029
315,960	Midas Holdings Ltd. (Singapore)	328,457

		698,486

	Construction & Farm Machinery & Heavy Trucks 3.0%
883,000	China Farm Equipment Ltd. (Singapore)	352,732
16,700	Demag Cranes AG (Germany)	714,688
12,200	Takeuchi Manufacturing Co. Ltd. (Japan)	478,204

		1,545,624

	Consumer Finance 0.5%
54,145	Banco Compartamos S.A. de C.V.* (Mexico)	235,148

	Diversified Capital Markets 2.5%
306,110	Acta Holdings ASA (Norway)	1,267,293

	Diversified Commercial & Professional Service 1.2%
23,305	D+S europe AG* (Germany)	419,131
270,155	Management Consulting Group plc (United Kingdom)	181,359

		600,490

	Diversified Metals & Mining 0.9%
721,560	CBH Resources Ltd.* (Australia)	340,018
54,530	Perilya Ltd. (Australia)	124,358

		464,376

	Diversified REIT’s 1.6%
149,360	Charter Hall Group (Australia)	324,731
60,735	Star Asia Finance Ltd.*** + (Guernsey)	524,143

		848,874

	Education Services 2.8%
538,031	China Education Ltd.* (Singapore)	94,484
1,925	MegaStudy Co. Ltd.* (Korea)	547,379
390,150	Oriental Century Ltd.* (Singapore)	230,024
280,765	Raffles Education Corp. Ltd. (Singapore)	589,165

		1,461,052

	Electrical Components & Equipment 1.3%
1,117,000	Wasion Meters Group Ltd. (Hong Kong)	668,141

	Electronic Equipment Manufacturers 1.2%
251,285	Chroma ATE, Inc. (Taiwan)	504,370
618,710	QRSciences Holdings Ltd.* (Australia)	89,201

		593,571

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Electronic Manufacturing Services 0.2%
207,670	Virtek Vision International, Inc.* (Canada)	$88,375

	Footwear 3.8%
2,515,010	China Hongxing Sports Ltd. (China)	1,650,463
500,000	Hongguo International Holdings Ltd. (Singapore)	320,869

		1,971,332

	Gold 0.5%
855,000	Redcorp Ventures Ltd.* (Canada)	229,571

	Health Care Equipment 0.8%
1,279,445	LMA International N.V.* (Singapore)	407,136

	Health Care Facilities 0.7%
27,815	Curanum AG (Germany)	378,934

	Health Care Technology 3.4%
101,760	Profdoc ASA* (Norway)	596,209
40,020	RaySearch Laboratories AB* (Sweden)	1,169,023

		1,765,232

	Home Improvement Retail 0.7%
43,435	Swedol AB, Class B (Sweden)	351,853

	Homebuilding 1.1%
25,300	Japan General Estate Co. Ltd. (The) (Japan)	338,333
180,360	SARE Holding S.A.B. de C.V., Class B* (Mexico)	245,894

		584,227

	Homefurnishing Retail 1.4%
10,170	Beter Bed Holding N.V. (Netherlands)	261,290
41,205	Hemtex AB (Sweden)	470,788

		732,078

	Hotels, Resorts & Cruise Lines 0.5%
52,700	Club Cruise Entertainment & Travelling Services Europe N.V.* (Norway)	242,640

	Household Appliances 1.0%
13,640	Fourlis Holdings S.A. (Greece)	539,011

	Human Resource & Employment Services 0.0%
31,805	Carter & Carter Group plc*** (United Kingdom)	633

	Industrial Conglomerates 1.8%
228,480	Mexichem S.A.B. de C.V. (Mexico)	914,607

	Industrial Machinery 3.4%
168,262	Awea Mechantronic Co. Ltd. (Taiwan)	306,787
2,565	Burckhardt Compression Holding AG (Switzerland)	832,262
1,034,886	Innovalues Ltd. (Singapore)	253,193
10,595	Muehlbauer Holding AG & Co. KGaA (Germany)	375,365

		1,767,607

	Investment Banking & Brokerage 3.6%
123,005	ABG Sundal Collier ASA (Norway)	285,645
31,040	HQ AB (Sweden)	834,037
11,061	KIWOOM Securities Co. Ltd. (Korea)	747,326

		1,867,008

	Leisure Products 0.5%
19,175	KABE Husvagnar AB, Class B (Sweden)	236,460

	Marine 1.0%
39,690	Euroseas Ltd.	492,156

	Office REIT’s 0.8%
701,235	Axis Real Estate Investment Trust (Malaysia)	392,284

	Oil & Gas Drilling 0.7%
106,150	Ithaca Energy, Inc.* (Canada)	338,794

	Oil & Gas Equipment & Services 5.2%
563,785	Anhui Tianda Oil Pipe Co. Ltd., Series H (China)	422,980
289,925	Bayou Bend Petroleum Ltd.* (Canada)	158,630
61,965	Deep Sea Supply plc (Norway)	278,591
421,600	Ezra Holdings Ltd. (Singapore)	962,673
41,875	Pason Systems, Inc. (Canada)	529,934
38,305	Petrowest Energy Services Trust** (Canada)	100,910
31,450	Wavefield Inseis ASA* (Norway)	242,808

		2,696,526

	Oil & Gas Exploration & Production 1.5%
34,170	Bow Valley Energy Ltd.* (Canada)	218,117
44,125	JKX Oil and Gas plc (United Kingdom)	352,502
18,060	ProEx Energy Ltd.* (Canada)	216,475

		787,094

	Real Estate Management & Development 5.2%
1,715	ARDEPRO Co. Ltd. (Japan)	368,270
45	Century 21 Real Estate of Japan Ltd. (Japan)	165,468
78,235	Even Construtora e Incorporadora S.A.* (Brazil)	742,793
31,705	LPS Brasil - Consultoria de Imoveis S.A.* (Brazil)	623,413
50,915	Norwegian Property ASA (Norway)	618,611
7,800	Vivacon AG (Germany)	146,529

		2,665,084

	Restaurants 1.0%
234,950	FU JI Food & Catering Services Holdings Ltd. (Hong Kong)	537,504

	Semiconductors 1.4%
24,600	Melexis N.V. (Belgium)	400,890
28,360	O2Micro International Ltd. ADR* (Cayman Islands)	327,274

		728,164

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Specialized Finance 8.6%
28,095	Arques Industries AG (Germany)	$942,087
46,380	IMAREX ASA* (Norway)	1,330,508
73,074	JSE Ltd. (South Africa)	924,115
105	Osaka Securities Exchange Co. Ltd. (Japan)	485,874
32,625	Oslo Bors Holdings ASA (Norway)	766,078

		4,448,662

	Specialty Chemicals 0.6%
55,175	Allen-Vanguard Corp.* (Canada)	298,530

	Specialty Stores 1.2%
32,005	easyhome Ltd. (Canada)	640,457

	Textiles 0.8%
418,000	FibreChem Technologies Ltd. (Singapore)	400,873

	Thrifts & Mortgage Finance 1.3%
15,985	Home Capital Group, Inc. (Canada)	678,628

	Trading Companies & Distributors 0.8%
42,555	Commercial Solutions, Inc.* (Canada)	115,124
328,615	Emeco Holdings Ltd. (Australia)	306,131

		421,255

	Total Common Stocks (cost $34,697,243)	46,096,839

	WARRANTS 0.7%

	Air Freight & Logistics 0.1%
119,242	Goodpack Ltd. expiring 7/16/09* (Singapore)	41,419

	Electronic Equipment Manufacturers 0.0%
309,355	QRSciences Holdings Ltd. expiring 2/15/08* *** + (Australia)	—

	Gold 0.0%
427,500	Redcorp Ventures Ltd. expiring 7/10/09 * *** + (Canada)	—

	Hotels, Resorts & Cruise Lines 0.6%
124,456	Club Cruise Entertainment & Travelling Services Europe N.V. expiring 4/25/12* (Norway)	286,509

	Total Warrants (cost $280,622)	327,928

	RIGHTS 0.0%

	Real Estate Management & Development 0.0%
853	LPS Brasil - Consultoria de Imoveis S.A. * *** + (Brazil)	3,786

	Total Rights (cost $0)	3,786

Principal Amount		Value
	SHORT-TERM INVESTMENTS 9.5%

	Repurchase Agreement 9.5%
$4,881,000	Repurchase Agreement dated 12/31/07, 3.30% due 1/2/08 with State Street Bank and Trust Co. collateralized by $4,230,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $4,980,825; repurchase proceeds: $4,881,895 (cost $4,881,000)	$4,881,000

	Total Short-Term Investments (cost $4,881,000)	4,881,000

	Total Investments (cost $39,858,865) 99.7%	51,309,553
	Other Assets less Liabilities 0.3%	169,784

	NET ASSETS 100.0%	$51,479,337

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

ADR American Depositary Receipts.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

At December 31, 2007, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	5.5
Belgium	0.9
Brazil	3.5
Canada	12.3
Cayman Islands	0.7
China	4.5
Germany	8.0
Greece	1.2
Guernsey	1.1
Hong Kong	4.2
India	0.7
Japan	4.0
Korea	3.4
Malaysia	0.8
Mexico	3.0
Netherlands	0.6
New Zealand	0.3
Norway	12.7
Singapore	14.8
South Africa	2.0
Sweden	7.1
Switzerland	1.8
Taiwan	1.7
United Kingdom	4.1
United States	1.1

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

December 31, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 98.3%

	Aerospace & Defense 0.8%
128,280	Limco-Piedmont, Inc.*	$1,591,955
327,555	Luna Innovations, Inc.*	2,810,422

		4,402,377

	Air Freight & Logistics 2.1%
2,206,015	AutoInfo, Inc.* ++	1,500,090
6,475,605	Goodpack Ltd. (Singapore)	10,136,251

		11,636,341

	Apparel, Accessories & Luxury Goods 0.9%
23,990	Bijou Brigitte AG (Germany)	4,082,123
9,443,536	EganaGoldpfeil Holdings Ltd.*** (Hong Kong)	199,834
154,053	Swank, Inc.*	739,454

		5,021,411

	Apparel Retail 0.4%
199,802	Christopher & Banks Corp.	2,287,733

	Application Software 2.9%
206,740	Interactive Intelligence, Inc.*	5,447,599
583,601	Opnet Technologies, Inc.*	5,287,425
133,292	Retalix Ltd.* (Israel)	2,076,690
8,781,698	Silverlake Axis Ltd. (Singapore)	3,624,182

		16,435,896

	Asset Management & Custody Banks 2.2%
149,630	Addenda Capital, Inc. (Canada)	3,411,191
642,421	Treasury Group Ltd. (Australia)	8,931,119

		12,342,310

	Auto Parts & Equipment 1.2%
4,290,000	Azure Dynamics Corp.* (Canada)	1,651,756
415,880	Martinrea International, Inc.* (Canada)	5,149,251

		6,801,007

	Automotive Retail 0.5%
235,460	America’s Car-Mart, Inc.*	2,955,023

	Broadcasting & Cable TV 0.3%
270,681	Outdoor Channel Holdings, Inc.*	1,867,699

	Computer & Electronics Retail 0.7%
261,345	hhgregg, Inc.*	3,596,107

	Computer Storage & Peripherals 1.0%
197,685	Intevac, Inc.*	2,874,340
2,259,756	Unisteel Technology Ltd. (Singapore)	2,618,948

		5,493,288

	Construction & Farm Machinery & Heavy Trucks 0.5%
237,140	Titan Machinery, Inc.*	3,106,534

	Consumer Finance 3.0%
147,045	Dollar Financial Corp.*	4,512,811
245,680	First Cash Financial Services, Inc.*	3,606,582
432,040	United PanAm Financial Corp.*	2,212,045
236,545	World Acceptance Corp.*	6,381,984

		16,713,422

	Diversified Capital Markets 0.9%
1,240,425	Acta Holdings ASA (Norway)	5,135,350

	Diversified Commercial & Professional Service 0.6%
75,225	CRA International, Inc.*	3,581,462

	Education Services 1.3%
4,143,815	Oriental Century Ltd.* (Singapore)	2,443,099
2,222,445	Raffles Education Corp. Ltd. (Singapore)	4,663,642

		7,106,741

	Electrical Components & Equipment 0.5%
134,067	Orion Energy Systems, Inc.*	2,501,690

	Electronic Equipment Manufacturers 0.8%
176,190	DTS, Inc.*	4,505,178

	Electronic Manufacturing Services 2.0%
208,635	Excel Technology, Inc.*	5,654,009
506,540	TTM Technologies, Inc.*	5,906,256

		11,560,265

	Environmental & Facilities Services 1.3%
324,730	American Ecology Corp.	7,624,660

	Footwear 1.8%
15,618,155	China Hongxing Sports Ltd. (China)	10,249,338

	Health Care Equipment 9.1%
251,170	Abaxis, Inc.*	9,006,956
366,296	Cardica, Inc.*	3,728,894
27,472,070	LMA International N.V.* (Singapore)	8,741,975
158,670	Northstar Neuroscience, Inc.*	1,475,631
128,730	NuVasive, Inc.*	5,087,410
191,705	NxStage Medical, Inc.*	2,908,165
213,850	Possis Medical, Inc.*	3,117,933
226,815	Thoratec Corp.*	4,125,765
916,302	VNUS Medical Technologies, Inc.* ++	13,304,704

		51,497,433

	Health Care Facilities 2.7%
315,248	AmSurg Corp.*	8,530,611
521,435	NovaMed, Inc.*	2,216,099
330,157	U.S. Physical Therapy, Inc.*	4,744,356

		15,491,066

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Health Care Services 6.4%
222,395	CorVel Corp.*	$5,119,533
174,340	Healthways, Inc.*	10,188,429
241,020	LHC Group, Inc.*	6,020,680
216,815	Nighthawk Radiology Holdings, Inc.*	4,563,956
373,925	Providence Service Corp. (The)*	10,522,249

		36,414,847

	Health Care Supplies 0.3%
527,626	CryoCor, Inc.*	1,677,851

	Health Care Technology 2.3%
181,570	Computer Programs & Systems, Inc.	4,128,902
54,220	MedAssets, Inc.*	1,298,027
756,575	Ophthalmic Imaging Systems*	529,602
645,425	Profdoc ASA* (Norway)	3,781,524
107,635	RaySearch Laboratories AB* (Sweden)	3,144,123

		12,882,178

	Household Appliances 0.0%
956,125	Aupu Group Holding Co. Ltd. (Hong Kong)	180,253

	Human Resource & Employment Services 0.3%
88,710	Resources Connection, Inc.	1,610,974

	Industrial Conglomerates 0.6%
85,180	Raven Industries, Inc.	3,270,060

	Internet Retail 0.5%
370,110	US Auto Parts Network, Inc.*	3,001,592

	Internet Software & Services 2.0%
125,480	DealerTrack Holdings, Inc.*	4,199,816
827,635	Kana Software, Inc.*	1,986,324
376,510	Liquidity Services, Inc.*	4,856,979

		11,043,119

	Investment Banking & Brokerage 2.6%
1,376,140	ABG Sundal Collier ASA (Norway)	3,195,707
64,772	Diamond Hill Investment Group, Inc.*	4,736,129
100,765	KIWOOM Securities Co. Ltd. (Korea)	6,808,093

		14,739,929

	IT Consulting & Other Services 2.3%
255,555	NCI, Inc., Class A*	4,372,546
1,436,475	SM&A* ++	8,374,649

		12,747,195

	Leisure Products 0.5%
325,015	Sturm, Ruger & Co., Inc.*	2,691,124

	Life Sciences Tools & Services 1.6%
89,647	Icon plc ADR* (Ireland)	5,545,563
74,175	Kendle International, Inc.*	3,628,641

		9,174,204

	Marine 0.6%
294,040	Euroseas Ltd.	3,646,096

	Marine Ports & Services 0.8%
439,390	CAI International, Inc.*	4,622,383

	Mortgage REIT’s 0.9%
579,925	NorthStar Realty Finance Corp.	5,172,931

	Multi-Sector Holdings 0.5%
194,660	Resource America, Inc., Class A	2,855,662

	Oil & Gas Drilling 1.1%
1,090,430	Ithaca Energy, Inc.* (Canada)	3,480,272
485,755	JK Acquisition Corp.*	2,691,083

		6,171,355

	Oil & Gas Equipment & Services 2.5%
13,117,400	Advanced Holdings Ltd. (Singapore)	3,359,028
3,751,565	Bayou Bend Petroleum Ltd.* (Canada)	2,052,632
252,800	Pason Systems, Inc. (Canada)	3,199,222
2,094,000	Swiber Holdings Ltd.* (Singapore)	4,922,885
99,600	Wavefield Inseis ASA* (Norway)	768,957

		14,302,724

	Oil & Gas Exploration & Production 0.9%
239,140	Approach Resources, Inc.*	3,075,340
68,860	GMX Resources, Inc.*	2,222,801

		5,298,141

	Oil & Gas Refining & Marketing 0.4%
76,605	World Fuel Services Corp.	2,223,843

	Pharmaceuticals 0.2%
908,620	Osteologix, Inc.*	1,244,809

	Publishing 1.3%
129,410	Courier Corp.	4,271,824
37,165	Morningstar, Inc.*	2,889,579

		7,161,403

	Real Estate Management & Development 1.3%
679,149	DTZ Holdings plc (United Kingdom)	3,519,142
201,085	LPS Brasil - Consultoria de Imoveis S.A.* (Brazil)	3,953,919

		7,473,061

	Regional Banks 1.5%
115,800	Bank of the Ozarks, Inc.	3,033,960
133,114	Commonwealth Bankshares, Inc.	2,131,155
240,743	Epic Bancorp++	2,665,025
283,940	First Bank of Delaware*	809,229

		8,639,369

	Reinsurance 0.6%
278,085	CastlePoint Holdings Ltd. (Bermuda)	3,337,020

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Semiconductor Equipment 2.0%
584,675	inTEST Corp.* ++	$1,297,979
438,900	Rudolph Technologies, Inc.*	4,968,348
127,035	Tessera Technologies, Inc.*	5,284,656

		11,550,983

	Semiconductors 13.6%
183,010	Intellon Corp.*	1,379,895
204,645	Melexis N.V. (Belgium)	3,334,963
1,103,695	Micrel, Inc.	9,326,223
1,328,542	O2Micro International Ltd. ADR* (Cayman Islands)	15,331,375
372,935	Okmetic Oyj* (Finland)	1,638,571
533,890	Pericom Semiconductor Corp.*	9,983,743
751,505	PLX Technology, Inc.*	6,988,996
392,272	Power Integrations, Inc.*	13,505,925
455,235	PSi Technologies Holdings, Inc. ADR*	345,979
63,940	Silicon Laboratories, Inc.*	2,393,274
293,120	SiRF Technology Holdings, Inc.*	7,366,106
141,610	Supertex, Inc.*	4,430,977
85,410	Techwell, Inc.*	940,364

		76,966,391

	Specialized Finance 1.5%
207,435	Arques Industries AG (Germany)	6,955,754
154,000	Goldwater Bank, N.A.* *** +	1,540,000

		8,495,754

	Specialty Chemicals 0.7%
54,475	Flotek Industries, Inc.*	1,963,279
352,495	Neo Material Technologies, Inc.* (Canada)	1,792,922

		3,756,201

	Specialty Stores 2.8%
482,640	Big 5 Sporting Goods Corp.	6,959,669
197,015	easyhome Ltd. (Canada)	3,942,496
261,652	Hibbett Sports, Inc.*	5,227,807

		16,129,972

	Systems Software 0.5%
358,483	Sourcefire, Inc.*	2,989,748

	Technology Distributors 0.9%
696,149	Nu Horizons Electronics Corp.*	4,838,236

	Thrifts & Mortgage Finance 2.2%
152,525	Encore Bancshares, Inc.*	3,048,975
123,300	Home Capital Group, Inc. (Canada)	5,234,581
212,800	United Western Bancorp, Inc.	4,256,000

		12,539,556

	Trading Companies & Distributors 2.6%
585,045	Beacon Roofing Supply, Inc.*	4,926,079
617,550	Commercial Solutions, Inc.* (Canada)	1,770,775
436,917	Rush Enterprises, Inc., Class B*	7,777,123

		14,473,977

	Trucking 2.0%
135,870	Knight Transportation, Inc.	2,012,235
133,290	Old Dominion Freight Line, Inc.*	3,080,332
162,630	Universal Truckload Services, Inc.*	3,115,991
215,940	Vitran Corp., Inc.* (Canada)	3,072,826

		11,281,384

	Total Common Stocks (cost $486,086,329)	556,516,657

	PREFERRED STOCKS 0.1%

	Pharmaceuticals 0.1%
414,022	Point Biomedical Corp., Series A Pfd.* *** +	414,022

	Total Preferred Stocks (cost $226,364)	414,022

	WARRANTS 0.2%

	Air Freight & Logistics 0.1%
888,830	Goodpack Ltd. expiring 7/16/09* (Singapore)	308,739

	Health Care Distributors 0.0%
25,946	Familymeds Group, Inc. expiring 11/30/09* *** +	—

	Health Care Equipment 0.1%
121,124	Cardica, Inc. expiring 6/7/12* *** +	548,692

	Health Care Supplies 0.0%
106,208	CryoCor, Inc. expiring 4/24/12* *** +	—

	Total Warrants (cost $26,814)	857,431

	RIGHTS 0.0%

	Real Estate Management & Development 0.0%
5,410	LPS Brasil - Consultoria de Imoveis S.A.* *** + (Brazil)	24,013

	Total Rights (cost $0)	24,013

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
$7,608,000	Repurchase Agreement dated 12/31/07, 3.30% due 1/2/08 with State Street Bank and Trust Co. collateralized by $6,595,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $7,765,613; repurchase proceeds: $7,609,395 (cost $7,608,000)	$7,608,000

	Total Short-Term Investments (cost $7,608,000)	7,608,000

	Total Investments (cost $493,947,507) 99.9%	565,420,122
	Other Assets less Liabilities 0.1%	810,086

	NET ASSETS 100.0%	$566,230,208

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

++Affiliated company (see Note 5).

ADR American Depositary Receipts.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2007, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.6
Belgium	0.6
Bermuda	0.6
Brazil	0.7
Canada	6.2
Cayman Islands	2.8
China	1.8
Finland	0.3
Germany	2.0
Hong Kong	0.1
Ireland	1.0
Israel	0.4
Korea	1.2
Norway	2.3
Singapore	7.3
Sweden	0.6
United Kingdom	0.6
United States	69.9

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

December 31, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 95.0%

	Advertising 0.5%
53,715	MDC Partners, Inc., Class A* (Canada)	$523,184

	Aerospace & Defense 2.0%
22,590	Esterline Technologies Corp.*	1,169,032
131,815	Luna Innovations, Inc.*	1,130,973

		2,300,005

	Air Freight & Logistics 0.5%
818,345	AutoInfo, Inc.*	556,475

	Alternative Carriers 0.9%
50,000	Global Village Telecom Holding S.A.* (Brazil)	1,004,213

	Apparel, Accessories & Luxury Goods 0.4%
2,150,000	EganaGoldpfeil Holdings Ltd.*** (Hong Kong)	45,496
2,000,000	Moiselle Int’l. Holdings Ltd. (Hong Kong)	458,929

		504,425

	Apparel Retail 0.6%
113,390	New York & Company, Inc.*	723,429

	Application Software 7.1%
125,480	Catapult Communications Corp.*	947,374
2,243,836	Guestlogix, Inc.* ++ (Canada)	3,046,497
33,955	Interactive Intelligence, Inc.*	894,714
173,520	Opnet Technologies, Inc.*	1,572,091
1,399,864	Silverlake Axis Ltd. (Singapore)	577,720
246,020	Veraz Networks, Inc.*	1,185,817

		8,224,213

	Asset Management & Custody Banks 1.0%
81,732	Treasury Group Ltd. (Australia)	1,136,261

	Auto Parts & Equipment 2.2%
1,535,000	Azure Dynamics Corp.* (Canada)	591,013
159,895	Martinrea International, Inc.* (Canada)	1,979,752

		2,570,765

	Biotechnology 1.4%
113,729	Accentia Biopharmaceuticals, Inc.*	373,031
63,825	Cytori Therapeutics, Inc.*	386,142
42,270	NeurogesX, Inc.*	268,837
101,331	NeurogesX, Inc. PIPE* *** +	568,180
10,230	Targacept, Inc.*	84,500

		1,680,690

	Broadcasting & Cable TV 0.7%
40,000	RRSat Global Communications Network Ltd.* (Israel)	787,600

	Building Products 1.9%
15,410	Ameron International Corp.	1,420,031
1,521,298	Midsouth Holdings Ltd.* (Singapore)	739,924

		2,159,955

	Communications Equipment 1.4%
500,000	Airspan Networks, Inc.*	880,000
469,200	AltiGen Communications, Inc.*	727,260

		1,607,260

	Construction & Engineering 1.1%
110,000	Pratibha Industries Ltd. (India)	1,247,239

	Construction & Farm Machinery & Heavy Trucks 1.3%
1,694,000	China Farm Equipment Ltd. (Singapore)	676,702
64,010	Titan Machinery, Inc.*	838,531

		1,515,233

	Consumer Finance 1.7%
40,000	Dollar Financial Corp.*	1,227,600
50,000	First Cash Financial Services, Inc.*	734,000

		1,961,600

	Data Processing & Outsourced Services 0.7%
26,698	Euronet Worldwide, Inc.*	800,940

	Diversified Banks 0.4%
55,556	Idaho Trust Bancorp* *** +	500,004

	Diversified Capital Markets 0.4%
122,815	Acta Holdings ASA (Norway)	508,453

	Diversified Commercial & Professional Services 0.6%
30,683	Healthcare Services Group	649,866

	Diversified REIT’s 0.4%
417,775	Babcock & Brown Japan Property Trust** (Australia)	511,027

	Education Services 1.1%
67,115	Corinthian Colleges, Inc.*	1,033,571
8,535	K12, Inc.*	220,886

		1,254,457

	Electrical Components & Equipment 1.0%
41,312	Orion Energy Systems, Inc.*	770,882
496,775	Peco II, Inc.*	397,420

		1,168,302

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Electronic Equipment Manufacturers 0.9%
490,000	Interlink Electronics, Inc.*	$833,000
1,519,800	QRSciences Holdings Ltd.* (Australia)	219,112

		1,052,112

	Electronic Manufacturing Services 0.2%
506,650	Virtek Vision International, Inc.* (Canada)	215,607

	Environmental & Facilities Services 1.3%
63,103	American Ecology Corp.	1,481,658

	Food Distributors 0.6%
110,000	G. Willi-Food International Ltd.* (Israel)	660,000

	Footwear 1.2%
2,200,000	China Hongxing Sports Ltd. (China)	1,443,739

	General Merchandise Stores 0.5%
109,161	Tuesday Morning Corp.	553,446

	Gold 0.6%
2,537,180	Redcorp Ventures Ltd.* (Canada)	681,243

	Health Care Equipment 10.7%
105,085	AtriCure, Inc.*	1,377,664
159,753	Cardica, Inc.*	1,626,286
99,575	Electro-Optical Sciences, Inc.*	449,083
150,734	Encision, Inc.*	340,659
143,645	MTS Medication Technologies, Inc.*	1,888,932
29,940	NuVasive, Inc.*	1,183,229
89,000	Orthovita, Inc.*	310,610
59,928	Possis Medical, Inc.*	873,750
59,905	SenoRx, Inc.*	509,193
96,050	Thermage, Inc.*	555,169
224,716	VNUS Medical Technologies, Inc.*	3,262,876

		12,377,451

	Health Care Facilities 1.6%
76,475	Capital Senior Living Corp.*	759,397
98,060	Five Star Quality Care, Inc.*	813,898
242,150	HearUSA, Inc.*	326,902

		1,900,197

	Health Care Services 3.3%
38,805	Birner Dental Management Services, Inc.	831,979
32,100	CorVel Corp.*	738,942
1,279	LHC Group, Inc.*	31,950
28,600	Nighthawk Radiology Holdings, Inc.*	602,030
30,600	Providence Service Corp. (The)*	861,084
52,000	SXC Health Solutions Corp.* (Canada)	754,000

		3,819,985

	Health Care Supplies 1.2%
297,306	CryoCor, Inc.*	945,433
7,700	ICU Medical, Inc.*	277,277
141,090	Retractable Technologies, Inc.*	211,635

		1,434,345

	Health Care Technology 0.4%
14,630	Computer Programs & Systems, Inc.	332,686
110,080	Ophthalmic Imaging Systems*	77,056

		409,742

	Homefurnishing Retail 0.6%
187,095	Fantastic Holdings Ltd. (Australia)	739,088

	Hotels, Resorts & Cruise Lines 0.5%
118,200	Club Cruise Entertainment & Travelling
	Services Europe N.V.* (Norway)	544,214

	Industrial Machinery 0.7%
27,705	Kadant, Inc.*	822,007

	Internet Retail 0.2%
25,592	US Auto Parts Network, Inc.*	207,551

	Internet Software & Services 3.4%
98,649	Jacada Ltd.*	365,001
388,405	Kana Software, Inc.*	932,172
22,100	Liquidity Services, Inc.*	285,090
407,565	Optio Software, Inc.*	586,894
334,709	Selectica, Inc.*	602,476
80,000	TechTarget, Inc.*	1,182,400

		3,954,033

	Investment Banking & Brokerage 2.2%
488,335	ABG Sundal Collier ASA (Norway)	1,134,024
15,691	KIWOOM Securities Co. Ltd. (Korea)	1,060,148
29,870	Thomas Weisel Partners Group, Inc.*	410,115

		2,604,287

	IT Consulting & Other Services 3.0%
54,000	NCI, Inc., Class A*	923,940
1,008,822	PFSweb, Inc.*	1,271,116
15,500	Telvent GIT, S.A. (Spain)	440,355
87,940	WPCS International, Inc.*	831,912

		3,467,323

	Managed Health Care 0.4%
190,900	United American Healthcare Corp.*	488,704

	Marine 1.1%
100,000	Euroseas Ltd.	1,240,000

	Mortgage REIT’s 1.2%
162,340	NorthStar Realty Finance Corp.	1,448,073

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Multi-Sector Holdings 0.6%
44,480	Resource America, Inc., Class A	$652,522

	Oil & Gas Drilling 0.5%
174,600	Ithaca Energy, Inc.* (Canada)	557,262

	Oil & Gas Equipment & Services 1.7%
110,000	Aeroquest Intl. Ltd.* (Canada)	399,007
547,690	Bayou Bend Petroleum Ltd.* (Canada)	299,663
185,000	Platinum Energy Resources, Inc.*	1,295,000

		1,993,670

	Oil & Gas Exploration & Production 1.2%
38,860	Approach Resources, Inc.*	499,740
85,000	BPZ Energy, Inc.*	950,300

		1,450,040

	Oil & Gas Refining & Marketing 0.6%
22,000	World Fuel Services Corp.	638,660

	Personal Products 0.6%
628,000	Beauty China Holdings Ltd. (Singapore)	639,922

	Pharmaceuticals 1.1%
50,960	Obagi Medical Products, Inc.*	932,058
286,000	Osteologix, Inc.*	391,820

		1,323,878

	Real Estate Management & Development 1.4%
45,090	LPS Brasil - Consultoria de Imoveis S.A.* (Brazil)	886,601
120,000	Trisul S.A.* (Brazil)	728,090

		1,614,691

	Regional Banks 3.1%
130,000	City Union Bank Ltd. (India)	1,307,344
30,000	Commonwealth Bankshares, Inc.	480,300
223,613	First Bank of Delaware*	637,297
13,450	First of Long Island Corp.	249,498
30,000	Mercantile Bank Corp.	465,000
30,710	Security Business Bank of San Diego*	483,682

		3,623,121

	Reinsurance 0.5%
50,000	CastlePoint Holdings Ltd. (Bermuda)	600,000

	Semiconductor Equipment 3.4%
184,400	inTEST Corp.*	409,368
562,600	LogicVision, Inc.*	562,600
10,965	Nanometrics, Inc.*	108,115
221,685	PDF Solutions, Inc.*	1,997,382
78,000	Rudolph Technologies, Inc.*	882,960

		3,960,425

	Semiconductors 5.5%
62,240	Intellon Corp.*	469,290
180,000	MIPS Technologies, Inc.*	892,800
141,340	O2Micro International Ltd. ADR* (Cayman Islands)	1,631,063
126,285	PLX Technology, Inc.*	1,174,450
88,190	SiRF Technology Holdings, Inc.*	2,216,215

		6,383,818

	Specialized Finance 2.6%
55,205	Arques Industries AG (Germany)	1,851,146
41,900	Goldwater Bank, N.A.* *** +	419,000
115,585	MicroFinancial, Inc.	720,094

		2,990,240

	Specialty Chemicals 0.3%
72,500	Allen-Vanguard Corp.* (Canada)	392,269

	Specialty Stores 1.0%
60,000	easyhome Ltd. (Canada)	1,200,669

	Steel 2.8%
39,215	Claymont Steel Holdings, Inc.*	915,670
189,000	Globe Specialty Metals, Inc.* (United Kingdom)	2,358,720

		3,274,390

	Thrifts & Mortgage Finance 1.9%
34,760	Encore Bancshares, Inc.*	694,852
15,300	Home Capital Group, Inc. (Canada)	649,547
45,930	United Western Bancorp, Inc.	918,600

		2,262,999

	Trading Companies & Distributors 0.7%
71,930	Beacon Roofing Supply, Inc.*	605,651
91,000	Commercial Solutions, Inc.* (Canada)	260,935

		866,586

	Trucking 0.4%
30,800	Vitran Corp., Inc.* (Canada)	438,284

	Total Common Stocks (cost $99,096,480)	110,303,847

	PREFERRED STOCKS 0.1%

	Pharmaceuticals 0.1%
82,803	Point Biomedical Corp.,
	Series A Pfd.* *** +	82,803

	Total Preferred Stocks (cost $45,272)	82,803

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	WARRANTS 0.4%

	Biotechnology 0.0%
30,399	NeurogesX, Inc. expiring 12/28/12* *** +	$3,800
	Electronic Equipment Manufacturers 0.0%
744,800	QRSciences Holdings Ltd. expiring 2/15/08* *** + (Australia)	—

	Gold 0.0%
855,000	Redcorp Ventures Ltd. expiring 7/10/09* *** + (Canada)	—

	Health Care Distributors 0.0%
6,486	Familymeds Group, Inc. expiring 11/30/09* *** +	—

	Health Care Equipment 0.2%
58,140	Cardica, Inc. expiring 6/7/12* *** +	263,374
5,295	Electro-Optical Sciences, Inc. expiring 10/31/11* *** +	—

		263,374

	Health Care Supplies 0.0%
26,551	CryoCor, Inc. expiring 4/24/12* *** +	—

	Hotels, Resorts & Cruise Lines 0.2%
94,548	Club Cruise Entertainment & Travelling Services Europe N.V. expiring 4/25/12* (Norway)	217,658

	Pharmaceuticals 0.0%
7,164	Acusphere, Inc. expiring 8/2/08* *** +	—
1,436	Acusphere, Inc. expiring 10/20/08* *** +	—

		—

	Precious Metals & Minerals 0.0%
603,880	Farallon Resources Ltd. expiring 12/21/08* *** + (Canada)	—

	Total Warrants (cost $228,226)	484,832

	RIGHTS 0.0%

	Real Estate Management & Development 0.0%
1,751	LPS Brasil - Consultoria de Imoveis S.A.* *** + (Brazil)	7,773

	Total Rights (cost $0)	7,773

Principal Amount		Value

	SHORT-TERM INVESTMENTS 3.5%

	Repurchase Agreement 3.5%
$4,046,000	Repurchase Agreement dated 12/31/07, 3.30% due 1/2/08 with State Street Bank and Trust Co. collateralized by $3,505,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $4,127,138; repurchase proceeds: $4,046,742 (cost $4,046,000)+++	$4,046,000
	Total Short-Term Investments (cost $4,046,000)	4,046,000
	Total Investments (cost $103,415,978) 99.0%	114,925,255
	Other Assets less Liabilities 1.0%	1,186,035

	NET ASSETS 100.0%	$116,111,290

Shares		Value
	SECURITIES SOLD SHORT

30,000	MarketAxess Holdings, Inc.*	$384,900
16,345	Taleo Corp., Class A*	486,754
9,105	Ultimate Software Group, Inc.*	286,534

	Total Securities Sold Short (proceeds $1,177,464)	$1,158,188

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

++Affiliated company (see Note 5).

+++All or a portion of this security has been designated as collateral for open short positions.

ADR American Depositary Receipts.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

At December 31, 2007, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments and securities sold short, were in the following countries:

COUNTRY	%
Australia	2.3
Bermuda	0.5
Brazil	2.4
Canada	10.8
Cayman Islands	1.5
China	1.3
Germany	1.7
Hong Kong	0.4
India	2.3
Israel	1.3
Korea	1.0
Norway	2.2
Singapore	2.4
Spain	0.4
United Kingdom	2.1
United States	67.4

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

December 31, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 99.7%

	Airlines 0.7%
294,875	WestJet Airlines Ltd.* *** (Canada)	$6,725,403

	Apparel, Accessories & Luxury Goods 0.3%
20,365	Bijou Brigitte AG (Germany)	3,465,296

	Apparel Retail 0.5%
215,585	Zumiez, Inc.*	5,251,651

	Application Software 2.4%
351,730	FactSet Research Systems, Inc.	19,591,361
316,250	Retalix Ltd.* (Israel)	4,927,175

		24,518,536

	Asset Management & Custody Banks 0.4%
164,449	Addenda Capital, Inc. (Canada)	3,749,027

	Automotive Retail 5.1%
1,612,347	O’Reilly Automotive, Inc.*	52,288,413

	Biotechnology 0.7%
60,598	Myriad Genetics, Inc.*	2,812,959
297,814	Orexigen Therapeutics, Inc.*	4,202,183

		7,015,142

	Commercial Printing 0.7%
408,376	Innerworkings, Inc.*	7,048,570

	Communications Equipment 0.8%
294,255	F5 Networks, Inc.*	8,392,153

	Computer & Electronics Retail 1.0%
786,503	hhgregg, Inc.*	10,822,281

	Computer Storage & Peripherals 0.2%
55,415	Data Domain, Inc.*	1,459,631

	Construction & Engineering 2.0%
4,855,790	Midas Holdings Ltd. (Singapore)	5,047,856
317,559	Stantec, Inc.* (Canada)	12,391,152
66,095	URS Corp.*	3,590,941

		21,029,949

	Construction & Farm Machinery & Heavy Trucks 1.2%
124,210	Bucyrus International, Inc., Class A	12,345,232

	Distributors 1.3%
655,470	LKQ Corp.*	13,777,979

	Diversified Banks 5.0%
532,356	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	9,715,497
325,060	HDFC Bank Ltd. ADR (India)	42,404,077

		52,119,574

	Diversified Commercial & Professional Services 4.3%
163,634	Advisory Board Co. (The)*	10,503,666
461,296	Copart, Inc.*	19,628,145
307,853	CRA International, Inc.* +++	14,656,881

		44,788,692

	Education Services 2.8%
34,122	Capella Education Co.*	2,233,626
158,945	Strayer Education, Inc.	27,112,838

		29,346,464

	Environmental & Facilities Services 0.4%
139,722	EnergySolutions, Inc.*	3,771,097

	Health Care Distributors 0.4%
100,849	MWI Veterinary Supply, Inc.*	4,033,960

	Health Care Equipment 4.9%
607,292	Abaxis, Inc.* +++	21,777,491
140,705	ArthroCare Corp.*	6,760,875
332,588	Dexcom, Inc.*	2,936,752
757,396	NxStage Medical, Inc.*	11,489,697
152,437	ResMed, Inc.*	8,007,516

		50,972,331

	Health Care Facilities 1.3%
513,829	AmSurg Corp.* +++	13,904,213

	Health Care Services 7.0%
264,366	Bio-Reference Laboratories, Inc.*	8,639,481
508,054	Healthways, Inc.*	29,690,676
682,180	Nighthawk Radiology Holdings, Inc.*	14,359,889
289,700	Pediatrix Medical Group, Inc.*	19,743,055

		72,433,101

	Health Care Technology 0.2%
109,150	Vital Images, Inc.*	1,972,340

	Human Resource & Employment Services 2.5%
1,422,961	Resources Connection, Inc.	25,840,972

	Insurance Brokers 1.0%
328,171	eHealth, Inc.*	10,537,571

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Integrated Telecommunication Services 1.2%
332,140	NeuStar, Inc., Class A*	$9,525,775
174,195	Neutral Tandem, Inc.*	3,313,189

		12,838,964

	Internet Retail 1.0%
91,220	B2W Companhia Global do Varejo (Brazil)	3,638,551
181,595	Shutterfly, Inc.*	4,652,464
303,093	US Auto Parts Network, Inc.*	2,458,084

		10,749,099

	Internet Software & Services 4.6%
883,281	CyberSource Corp.*	15,695,903
348,254	DealerTrack Holdings, Inc.*	11,656,062
542,890	Liquidity Services, Inc.*	7,003,281
487,900	LoopNet, Inc.*	6,854,995
144,480	VistaPrint Ltd.*	6,190,968

		47,401,209

	Investment Banking & Brokerage 3.2%
28,292	FCStone Group, Inc.*	1,302,281
175,775	GFI Group, Inc.*	16,825,183
121,951	KIWOOM Securities Co. Ltd. (Korea)	8,239,505
197,640	optionsXpress Holdings, Inc.	6,684,185

		33,051,154

	IT Consulting & Other Services 0.0%
8,524	EnerNOC, Inc.*	418,528

	Leisure Facilities 1.6%
339,355	Life Time Fitness, Inc.*	16,859,156

	Leisure Products 0.4%
206,172	Pool Corp.	4,088,391

	Life Sciences Tools & Services 7.5%
134,710	Helicos BioSciences Corp.*	1,406,372
288,933	Icon plc ADR* (Ireland)	17,873,395
133,030	Kendle International, Inc.*	6,507,828
973,415	QIAGEN N.V.* (Netherlands)	20,490,386
474,170	Techne Corp.*	31,318,929
208,525	Valera Pharmaceuticals, Inc. Ureteral Stent* ***	—

		77,596,910

	Managed Health Care 1.2%
353,050	AMERIGROUP Corp.*	12,868,672

	Mortgage REIT’s 0.8%
247,426	Redwood Trust, Inc.	8,471,866

	Office Services & Supplies 0.6%
352,600	American Reprographics Co.*	5,810,848

	Oil & Gas Equipment & Services 1.9%
559,290	Pason Systems, Inc. (Canada)	7,077,899
444,510	TGS-NOPEC Geophysical Co. ASA* (Norway)	6,059,729
308,480	Trican Well Service Ltd. (Canada)	6,010,507

		19,148,135

	Pharmaceuticals 0.9%
577,015	Alexza Pharmaceuticals, Inc.*	4,668,051
680,112	Dechra Pharmaceuticals plc (United Kingdom)	5,027,772
149,625	Dechra Pharmaceuticals plc Scrip Shares*** + (United Kingdom)	—
312,788	Valera Pharmaceuticals, Inc. CSR VP003* ***	—

		9,695,823

	Real Estate Management & Development 0.3%
645,792	DTZ Holdings plc (United Kingdom)	3,346,297

	Regional Banks 3.4%
711,878	Bank of the Ozarks, Inc.	18,651,204
73,590	First Community Bancorp, Inc.	3,034,852
420,915	Glacier Bancorp, Inc.	7,887,947
42,600	Prosperity Bancshares, Inc.	1,252,014
322,734	UCBH Holdings, Inc.	4,569,913

		35,395,930

	Restaurants 1.6%
582,762	Peet’s Coffee & Tea, Inc.*	16,940,891

	Semiconductor Equipment 1.5%
374,890	Tessera Technologies, Inc.*	15,595,424

	Semiconductors 10.0%
439,871	Melexis N.V. (Belgium)	7,168,285
1,331,695	Micrel, Inc.	11,252,823
763,983	Microtune, Inc.*	4,988,809
335,445	NetLogic Microsystems, Inc.*	10,801,329
1,518,825	O2Micro International Ltd. ADR* (Cayman Islands)	17,527,240
515,784	PLX Technology, Inc.*	4,796,791
1,044,378	Power Integrations, Inc.*	35,957,935
439,237	SiRF Technology Holdings, Inc.*	11,038,026
23,091	Techwell, Inc.*	254,232

		103,785,470

	Specialized Finance 0.3%
62,410	ASX Ltd. (Australia)	3,285,366

	Specialty Stores 2.3%
1,193,566	Hibbett Sports, Inc.*	23,847,449

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Systems Software 1.0%
335,175	Quality Systems, Inc.	$10,219,486

	Thrifts & Mortgage Finance 1.6%
392,541	Home Capital Group, Inc. (Canada)	16,664,945

	Trading Companies & Distributors 1.9%
8,523,760	Emeco Holdings Ltd. (Australia)	7,940,569
276,670	MSC Industrial Direct Co., Inc., Class A	11,196,835

		19,137,404

	Trucking 3.8%
2,622,089	Knight Transportation, Inc.	38,833,138
4,550	Localiza Rent A Car S.A. (Brazil)	48,286

		38,881,424

	Total Common Stocks (cost $767,404,809)	1,033,708,419

	PREFERRED STOCKS 1.2%

	Biotechnology 0.4%
625,000	Fluidigm Corp., Series E Pfd.* *** +	2,500,000
677,966	Nanosys, Inc., Series D Pfd.* *** +	2,000,000

		4,500,000

	Health Care Equipment 0.2%
750,000	Orqis Medical Corp., Series D Pfd.* *** +	840,000
1,620,220	Zonare Medical Systems, Inc., Series E Pfd.* *** +	1,343,162

		2,183,162

	Health Care Services 0.1%
516,161	Bravo Health, Inc., Series G Pfd.* *** +	851,666
362,782	TargetRX, Inc., Series D Pfd.* *** +	235,808

		1,087,474

	Integrated Telecommunication Services 0.4%
236,372	Neutral Tandem, Inc., Series C Pfd. PIPE* *** +	3,770,474

	Internet Software & Services 0.0%
404,517	Incipient, Inc., Series D Pfd.* *** +	427,170

	Pharmaceuticals 0.1%
524,519	Point Biomedical Corp., Series A Pfd.* *** +	524,519

	Total Preferred Stocks (cost $12,173,182)	12,492,799

	LIMITED PARTNERSHIP INTEREST 0.3%

	Other 0.3%
	Montagu Newhall Global Partners II-B, L.P.*** +	2,820,030
	Montagu Newhall Global Partners III-B, L.P.*** +	525,000

		3,345,030

	Total Limited Partnership Interest (cost $3,646,435)	3,345,030

	WARRANTS 0.0%

	Health Care Equipment 0.0%
243,033	Zonare Medical Systems, Inc. expiring 6/30/11* *** +	—

	Total Warrants (cost $0)	—

	Total Investments (cost $783,224,426) 101.2%	1,049,546,248
	Liabilities less Other Assets (1.2)%	(12,651,689)

	NET ASSETS 100.0%	$1,036,894,559

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for purchase commitments (see Note 7).

ADR American Depositary Receipts.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

At December 31, 2007, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.1
Belgium	0.7
Bermuda	0.9
Brazil	0.3
Canada	5.0
Cayman Islands	1.7
Germany	0.3
India	4.0
Ireland	1.7
Israel	0.5
Korea	0.7
Netherlands	2.0
Norway	0.6
Singapore	0.5
United Kingdom	0.8
United States	79.2

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments

December 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS 101.0%

	Air Freight & Logistics 1.9%
6,251,952	Goodpack Ltd. (Singapore)	$9,786,167

	Airlines 0.1%
15,500	Copa Holdings S.A. (Panama)	582,335

	Alternative Carriers 1.0%
246,600	Global Village Telecom Holding S.A.* (Brazil)	4,952,781

	Apparel, Accessories & Luxury Goods 3.5%
37,815	Bijou Brigitte AG (Germany)	6,434,577
414,600	Carter’s, Inc.*	8,022,510
6,959,145	EganaGoldpfeil Holdings Ltd.*** (Hong Kong)	147,262
85,220	Fossil, Inc.*	3,577,535

		18,181,884

	Apparel Retail 1.6%
105,090	Jos. A. Bank Clothiers, Inc.*	2,989,810
802,765	New York & Company, Inc.*	5,121,641

		8,111,451

	Asset Management & Custody Banks 3.1%
313,870	Apollo Investment Corp.	5,351,484
357,388	MCG Capital Corp.	4,142,127
471,940	Solar Capital, LLC* ** *** +	6,503,333

		15,996,944

	Auto Parts & Equipment 1.8%
758,515	Martinrea International, Inc.* (Canada)	9,391,614

	Automotive Retail 0.6%
148,513	Monro Muffler Brake, Inc.	2,894,518

	Building Products 1.3%
72,975	Ameron International Corp.	6,724,646

	Communications Equipment 1.7%
329,940	Plantronics, Inc.	8,578,440

	Computer Storage & Peripherals 0.9%
1,754,530	Quantum Corp.*	4,719,686

	Consumer Finance 5.1%
342,855	AmeriCredit Corp.*	4,385,115
585,483	Dollar Financial Corp.*	17,968,473
770,355	United PanAm Financial Corp.*	3,944,218

		26,297,806

	Diversified Banks 2.3%
213,597	Axis Bank Ltd. (India)	5,170,689
370,200	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	6,756,150

		11,926,839

	Diversified Capital Markets 1.0%
637,445	JMP Group, Inc.	5,405,534

	Diversified Commercial & Professional Services 1.4%
470,523	Schawk, Inc.	7,302,517

	Diversified REIT’s 1.0%
600,000	Star Asia Finance Ltd.*** + (Guernsey)	5,178,000

	Electrical Components & Equipment 0.3%
88,819	Encore Wire Corp.	1,413,998

	Electronic Manufacturing Services 2.8%
223,760	Excel Technology, Inc.*	6,063,896
716,354	TTM Technologies, Inc.*	8,352,688

		14,416,584

	Environmental & Facilities Services 1.6%
122,120	American Ecology Corp.	2,867,378
193,486	EnergySolutions, Inc.*	5,222,187

		8,089,565

	Gold 0.7%
13,628,640	Redcorp Ventures Ltd.* (Canada)	3,659,344

	Health Care Equipment 1.4%
286,010	Invacare Corp.	7,207,452

	Health Care Facilities 5.3%
855,210	Capital Senior Living Corp.*	8,492,235
441,590	Emeritus Corp.*	11,105,988
585,870	Five Star Quality Care, Inc.*	4,862,721
198,864	U.S. Physical Therapy, Inc.*	2,857,676

		27,318,620

	Health Care Services 3.2%
101,766	Amedisys, Inc.*	4,937,686
267,367	CorVel Corp.*	6,154,789
211,599	LHC Group, Inc.*	5,285,743

		16,378,218

	Home Furnishings 0.7%
319,935	Stanley Furniture Co., Inc.	3,839,220

	Homefurnishing Retail 1.0%
744,625	Select Comfort Corp.*	5,219,821

	Industrial Machinery 1.7%
242,575	Graco, Inc.	9,038,344

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Internet Retail 1.1%
695,648	US Auto Parts Network, Inc.*	$5,641,705

	IT Consulting & Other Services 1.0%
929,177	SM&A*	5,417,102

	Leisure Products 1.3%
346,240	Pool Corp.	6,865,939

	Marine Ports & Services 1.1%
145,006	Aegean Marine Petroleum Network, Inc	5,566,780

	Mortgage REIT’s 8.0%
754,230	Crystal River Capital, Inc.	10,891,081
1,460,435	NorthStar Realty Finance Corp.	13,027,080
507,220	Redwood Trust, Inc.	17,367,213

		41,285,374

	Oil & Gas Equipment & Services 3.5%
167,515	Oil States International., Inc.*	5,715,612
797,975	TETRA Technologies, Inc.*	12,424,471

		18,140,083

	Oil & Gas Exploration & Production 5.4%
487,023	BPZ Energy, Inc.*	5,444,917
1,968,830	Far East Energy Corp.*	1,890,077
318,440	Petrohawk Energy Corp.*	5,512,196
174,065	Plains Exploration & Production Co.*	9,399,510
84,630	Ultra Petroleum Corp.* (Canada)	6,051,045

		28,297,745

	Oil & Gas Refining & Marketing 1.9%
340,405	World Fuel Services Corp.+++	9,881,957

	Personal Products 0.5%
67,220	USANA Health Sciences, Inc.*	2,492,518

	Property & Casualty Insurance 1.1%
178,275	Tower Group, Inc.	5,954,385

	Publishing 2.0%
321,244	Courier Corp.	10,604,264

	Real Estate Management & Development 1.2%
308,015	LPS Brasil - Consultoria de Imoveis S.A.* (Brazil)	6,056,475

	Regional Banks 1.6%
232,840	Commonwealth Bankshares, Inc.	3,727,768
295,910	Mercantile Bank Corp.	4,586,605

		8,314,373

	Restaurants 1.1%
299,275	Landry’s Restaurants, Inc.	5,895,718

	Semiconductors 4.7%
174,815	Intellon Corp.*	1,318,105
888,840	Micrel, Inc.	7,510,698
495,706	Pericom Semiconductor Corp.*	9,269,702
205,556	Supertex, Inc.*	6,431,848

		24,530,353

	Specialized Finance 2.2%
78,295	Arques Industries AG (Germany)	2,625,405
97,830	GP Investments Ltd. GDR (Brazil)	4,391,358
742,623	MicroFinancial, Inc.++	4,626,541

		11,643,304

	Specialty Stores 2.0%
705,346	Big 5 Sporting Goods Corp.	10,171,089

	Steel 2.3%
49,625	Claymont Steel Holdings, Inc.*	1,158,744
878,385	Globe Specialty Metals, Inc.* (United Kingdom)	10,962,245

		12,120,989

	Technology Distributors 1.1%
796,388	Nu Horizons Electronics Corp.*	5,534,897

	Thrifts & Mortgage Finance 2.6%
104,515	Housing Development Finance Corp. Ltd. (India)	7,484,982
310,405	United Western Bancorp, Inc.	6,208,100

		13,693,082

	Trading Companies & Distributors 3.7%
788,164	Beacon Roofing Supply, Inc.*	6,636,341
213,625	MSC Industrial Direct Co., Inc., Class A+++	8,645,404
102,407	Rush Enterprises, Inc., Class A*	1,861,759
108,575	Rush Enterprises, Inc., Class B*	1,932,635

		19,076,139

	Trucking 4.6%
252,570	J.B. Hunt Transport Services, Inc.	6,958,304
297,900	Knight Transportation, Inc.	4,411,899
325,540	Old Dominion Freight Line, Inc.*	7,523,229
334,155	Vitran Corp., Inc.* (Canada)	4,755,026

		23,648,458

	Total Common Stocks (cost $543,496,126)	523,445,057

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	WARRANTS 0.1%

	Air Freight & Logistics 0.1%
1,147,094	Goodpack Ltd. expiring 7/16/09* (Singapore)	$398,449

	Gold 0.0%
5,665,000	Redcorp Ventures Ltd. expiring 7/10/09* *** + (Canada)	—

	Total Warrants (cost $0)	398,449

	RIGHTS 0.0%

	Real Estate Management & Development 0.0%
10,860	LPS Brasil - Consultoria de Imoveis S.A.* *** + (Brazil)	48,197

	Total Rights (cost $0)	48,197

	Total Investments (cost $543,496,126) 101.1%	523,891,703
	Liabilities less Other Assets (1.1)%	(5,741,590)

	NET ASSETS 100.0%	$518,150,113

	SECURITIES SOLD SHORT

261,000	SPDR S&P Homebuilders ETF	$5,050,350

	Total Securities Sold Short (proceeds $6,535,836)	$5,050,350

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

++Affiliated company (see Note 5).

+++All or a portion of this security has been designated as collateral for open short positions.

GDR Global Depositary Receipts.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2007, Wasatch Small Cap Value Fund’s investments, excluding securities sold short, were in the following countries:

COUNTRY	%
Bermuda	1.3
Brazil	3.0
Canada	4.6
Germany	1.7
Guernsey	1.0
Hong Kong	<0.1
India	2.4
Panama	0.1
Singapore	1.9
United Kingdom	2.1
United States	81.9

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

December 31, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS 86.0%

	Asset Management & Custody Banks 7.6%
40,366	Apollo Investment Corp.	$688,240
41,728	Ares Capital Corp.	610,481
19,600	Solar Capital, LLC* ** *** +	270,088

		1,568,809

	Automotive Retail 0.9%
10,050	Monro Muffler Brake, Inc.	195,874

	Consumer Finance 4.1%
17,784	Capital One Financial Corp.+++	840,472

	Data Processing & Outsourced Services 5.8%
22,940	Paychex, Inc.+++	830,887
23,100	Redecard S.A. (Brazil)	373,753

		1,204,640

	Diversified Banks 4.1%
42,468	Bank of East Asia Ltd. (Hong Kong)	287,216
30,603	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	558,505

		845,721

	Diversified Commercial & Professional Services 2.8%
22,728	McGrath RentCorp	585,246

	Diversified REIT’s 10.4%
58,320	CapitalSource, Inc.	1,025,849
31,635	iStar Financial, Inc.	824,091
34,265	Star Asia Finance Ltd.*** + (Guernsey)	295,707

		2,145,647

	Education Services 0.0%
9,000	Hartford Education Corp. Ltd. (Singapore)	1,094

	Gold 0.3%
195,680	Redcorp Ventures Ltd.* (Canada)	52,541

	Health Care Services 0.7%
6,840	Birner Dental Management Services, Inc.	146,650

	Home Improvement Retail 1.2%
9,200	Home Depot, Inc.	247,848

	Hypermarkets & Super Centers 1.8%
7,630	Wal-Mart Stores, Inc.	362,654

	Industrial Machinery 1.9%
27,000	Weg S.A. (Brazil)	382,247

	Leisure Products 5.3%
54,915	Pool Corp.+++	1,088,964

	Mortgage REIT’s 22.1%
91,655	Anthracite Capital, Inc.	663,582
19,755	Arbor Realty Trust, Inc.	318,253
6,060	Capital Trust, Inc., Class A	185,739
9,100	Gramercy Capital Corp.	221,221
38,000	MFA Mortgage Investments, Inc.	351,500
77,833	New York Mortgage Trust, Inc.	334,682
55,295	NorthStar Realty Finance Corp.+++	493,232
57,975	Redwood Trust, Inc.+++	1,985,064

		4,553,273

	Oil & Gas Equipment & Services 0.8%
65,995	Petrowest Energy Services Trust** (Canada)	173,856

	Oil & Gas Storage & Transportation 1.2%
11,000	Golar LNG Ltd. (Bermuda)	243,320

	Real Estate Management & Development 2.0%
21,310	LPS Brasil - Consultoria de Imoveis S.A.* (Brazil)	419,017

	Semiconductors 4.0%
6,770	Linear Technology Corp.	215,489
8,275	Maxim Integrated Products, Inc.	219,122
6,590	Microchip Technology, Inc.	207,058
8,420	Xilinx, Inc.	184,145

		825,814

	Specialized Finance 6.0%
8,100	Goldwater Bank, N.A.* *** +	81,000
60,979	KKR Financial Holdings, LLC+++	856,755
13,035	Oslo Bors Holdings ASA (Norway)	306,079

		1,243,834

	Steel 1.6%
26,185	Globe Specialty Metals, Inc.* (United Kingdom)	326,789

	Wireless Telecommunication Services 1.4%
4,600	America Movil S.A.B. de C.V., Series L ADR (Mexico)	282,394

	Total Common Stocks (cost $20,945,176)	17,736,704

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS 2.8%

	Gold 1.3%
$299,000	Redcorp Ventures Ltd., 13.00%, 7/11/12*** + (Canada)	$263,570

	Integrated Telecommunication Services 1.5%
300,000	Broadview Networks Holdings, Inc., 11.375%, 9/1/12	312,750

	Total Corporate Bonds (cost $596,853)	576,320

Shares		Value

	RIGHTS 0.0%

	Real Estate Management & Development 0.0%
573	LPS Brasil - Consultoria de Imoveis S.A.* *** + (Brazil)	$2,545

	Total Rights (cost $0)	2,545

Number of Contracts		Value

	CALL OPTIONS PURCHASED 0.9%

500	BankUnited Financial Corp., Class A expiring 1/19/08 exercise price $10	$2,500
500	BankUnited Financial Corp., Class A expiring 1/19/08 exercise price $12.50	2,500
100	Freddie Mac expiring 7/19/08 exercise price $30	78,000
150	iStar Financial, Inc. expiring 7/19/08 exercise price $25	60,000
400	KKR Financial Holdings LLC expiring 7/19/08 exercise price $15	48,000

	Total Call Options Purchased (premium $299,125)	191,000

	PUT OPTIONS PURCHASED 3.0%

700	Merrill Lynch & Co., Inc. expiring 1/19/08 exercise price $45	21,000
350	Merrill Lynch & Co., Inc. expiring 1/19/08 exercise price $50	35,000
140	NovaStar Financial, Inc. expiring 1/19/08 exercise price $12.50	131,600
300	NovaStar Financial, Inc. expiring 1/17/09 exercise price $15	438,000

	Total Put Options Purchased (premium $560,275)	625,600

Principal Amount		Value

	SHORT-TERM INVESTMENTS 6.9%

	Repurchase Agreement 6.9%
$1,430,000	Repurchase Agreement dated 12/31/07, 3.30% due 1/2/08 with State Street Bank and Trust Co. collateralized by $1,240,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $1,460,100; repurchase proceeds: $1,430,262 (cost $1,430,000) +++	$1,430,000

	Total Short-Term Investments (cost $1,430,000)	1,430,000

	Total Investments (cost $23,831,429) 99.6%	20,562,169
	Other Assets less Liabilities 0.4%	77,970

	NET ASSETS 100.0%	$20,640,139

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Number of Contracts		Value
	PUT OPTIONS WRITTEN 1.4%

150	iStar Financial, Inc. expiring 7/19/08 exercise price $25	$60,000
10	iStar Financial, Inc. expiring 7/19/08 exercise price $30	6,630
600	KKR Financial Holdings LLC expiring 7/19/08 exercise price $15	162,000
100	Federal National Mortgage Association expiring 6/21/08 exercise price $40	57,000

	Total Put Options Written (premium $289,246)	$285,630

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for written options.

ADR American Depositary Receipts.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2007, Wasatch Strategic Income Fund’s investments, excluding short-term investments and options written, were in the following countries:

COUNTRY	%
Bermuda	4.2
Brazil	6.1
Canada	2.6
Guernsey	1.5
Hong Kong	1.5
Mexico	1.5
Norway	1.6
Singapore	< 0.1
United Kingdom	1.7
United States	79.3

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

December 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS 95.0%

	Advertising 1.5%
151,865	National CineMedia, Inc.	$3,828,517

	Aerospace & Defense 1.4%
46,845	AAR Corp.*	1,781,515
76,665	Limco-Piedmont, Inc.*	951,413
86,215	Luna Innovations, Inc.*	739,725

		3,472,653

	Application Software 1.9%
31,935	FactSet Research Systems, Inc.	1,778,780
114,920	Interactive Intelligence, Inc.*	3,028,142

		4,806,922

	Auto Parts & Equipment 1.2%
251,880	Martinrea International, Inc.* (Canada)	3,118,672

	Automotive Retail 0.6%
43,235	O’Reilly Automotive, Inc.*	1,402,111

	Communications Equipment 2.2%
173,224	Astra Microwave Products Ltd. (India)	687,115
167,305	F5 Networks, Inc.*	4,771,539

		5,458,654

	Construction & Engineering 0.5%
1,284,000	Midas Holdings Ltd. (Singapore)	1,334,787

	Construction & Farm Machinery & Heavy Trucks 2.3%
58,426	Bucyrus International, Inc., Class A	5,806,960

	Consumer Finance 0.9%
147,183	First Cash Financial Services, Inc.*	2,160,647

	Distributors 1.0%
118,520	LKQ Corp.*	2,491,290

	Diversified Banks 4.1%
77,050	HDFC Bank Ltd. (India)	3,305,774
54,095	HDFC Bank Ltd. ADR (India)	7,056,693

		10,362,467

	Diversified Commercial & Professional Services 0.6%
14,040	Healthcare Services Group	297,367
21,665	IHS, Inc., Class A*	1,312,033

		1,609,400

	Education Services 0.4%
6,502	Strayer Education, Inc.	1,109,111

	Electrical Components & Equipment 0.5%
73,814	Orion Energy Systems, Inc.*	1,377,369

	Electronic Manufacturing Services 0.2%
1,369,680	Virtek Vision International, Inc.* (Canada)	582,872

	Environmental & Facilities Services 1.4%
90,330	American Ecology Corp.	2,120,949
35,370	EnergySolutions, Inc.*	954,636
6,070	Stericycle, Inc.*	360,558

		3,436,143

	Footwear 1.0%
4,054,000	China Hongxing Sports Ltd. (China)	2,660,418

	Gold 0.3%
2,995,000	Redcorp Ventures Ltd.* (Canada)	804,169

	Health Care Distributors 0.3%
22,600	MWI Veterinary Supply, Inc.*	904,000

	Health Care Equipment 12.7%
184,890	ArthroCare Corp.*	8,883,964
66,970	Cardica, Inc.*	681,755
101,500	Electro-Optical Sciences, Inc.*	457,765
30,550	Intuitive Surgical, Inc.*	9,913,475
32,350	Micrus Endovascular Corp.*	636,648
125,846	NuVasive, Inc.*	4,973,434
78,433	Possis Medical, Inc.*	1,143,553
44,210	ResMed, Inc.*	2,322,352
89,460	Thermage, Inc.*	517,079
172,589	VNUS Medical Technologies, Inc.*	2,505,992

		32,036,017

	Health Care Facilities 3.9%
233,063	Psychiatric Solutions, Inc.*	7,574,548
54,510	VCA Antech, Inc.*	2,410,977

		9,985,525

	Health Care Services 7.3%
180,271	Healthways, Inc.* +++	10,535,037
34,790	Pediatrix Medical Group, Inc.*	2,370,939
200,375	Providence Service Corp. (The)*	5,638,552

		18,544,528

	Health Care Technology 0.6%
72,390	Computer Programs & Systems, Inc.	1,646,149

	Integrated Telecommunication Services 1.7%
146,525	NeuStar, Inc., Class A*	4,202,337

	Internet Software & Services 2.4%
180,805	DealerTrack Holdings, Inc.*	6,051,543
7,445	j2 Global Communications, Inc.*	157,611

		6,209,154

	Investment Banking & Brokerage 1.1%
29,795	GFI Group, Inc.*	2,851,977

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	IT Consulting & Other Services 5.2%
312,851	Cognizant Technology Solutions Corp., Class A*	$10,618,163
1,602,000	CSE Global Ltd. (Singapore)	1,324,446
69,055	Rolta India Ltd. (India)	1,239,889

		13,182,498

	Leisure Facilities 1.1%
54,960	Life Time Fitness, Inc.*	2,730,413

	Life Sciences Tools & Services 1.8%
61,544	Icon plc ADR* (Ireland)	3,807,112
10,385	Techne Corp.*	685,929

		4,493,041

	Marine 1.4%
104,910	Eagle Bulk Shipping, Inc.	2,785,361
59,150	Euroseas Ltd.	733,460

		3,518,821

	Marine Ports & Services 0.7%
168,520	CAI International, Inc.*	1,772,830

	Mortgage REIT’S 0.7%
188,220	NorthStar Realty Finance Corp.	1,678,922

	Oil & Gas Drilling 0.3%
127,585	JK Acquisition Corp.*	706,821

	Oil & Gas Equipment & Services 2.6%
16,040	NATCO Group, Inc., Class A*	868,566
17,040	Oil States International., Inc.*	581,405
9,160	OYO Geospace Corp.*	690,297
88,500	Platinum Energy Resources, Inc.*	619,500
597,000	Swiber Holdings Ltd.* (Singapore)	1,403,516
80,745	TETRA Technologies, Inc.*	1,257,200
145,000	Wavefield Inseis ASA* (Norway)	1,119,466

		6,539,950

	Oil & Gas Exploration & Production 1.3%
24,370	Arena Resources, Inc.*	1,016,473
18,715	Contango Oil & Gas Co.*	952,406
70,110	Petrohawk Energy Corp.*	1,213,604

		3,182,483

	Pharmaceuticals 0.9%
62,900	Medicis Pharmaceutical Corp., Class A	1,633,513
41,050	Obagi Medical Products, Inc.*	750,804

		2,384,317

	Publishing 2.0%
65,391	Morningstar, Inc.*	5,084,150

	Regional Banks 0.1%
18,980	Nara Bancorp, Inc.	221,497

	Restaurants 0.1%
9,385	Peet’s Coffee & Tea, Inc.*	272,822

	Semiconductor Equipment 4.0%
242,002	Tessera Technologies, Inc.*	10,067,283

	Semiconductors 15.7%
20,385	Diodes, Inc.*	612,977
55,895	Hittite Microwave Corp.*	2,669,545
80,045	Intellon Corp.*	603,539
113,815	Micrel, Inc.	961,737
16,040	Microchip Technology, Inc.	503,977
123,120	Netlogic Microsystems, Inc.*	3,964,464
527,785	O2Micro International Ltd. ADR* (Cayman Islands)	6,090,639
114,848	PLX Technology, Inc.*	1,068,086
258,551	Power Integrations, Inc.*	8,901,911
132,375	Silicon Laboratories, Inc.* +++	4,954,796
369,461	SiRF Technology Holdings, Inc.*	9,284,555

		39,616,226

	Specialized Finance 1.5%
95,739	MSCI, Inc., Class A*	3,676,378

	Specialty Chemicals 0.6%
42,825	Flotek Industries, Inc.*	1,543,413

	Steel 1.0%
211,500	Globe Specialty Metals, Inc.* (United Kingdom)	2,639,520

	Systems Software 0.5%
40,960	VASCO Data Security International, Inc.*	1,143,603

	Trucking 1.5%
90,077	Knight Transportation, Inc.	1,334,040
107,305	Old Dominion Freight Line, Inc.*	2,479,819

		3,813,859

	Total Common Stocks (cost $195,004,077)	240,471,696

	PREFERRED STOCKS 2.3%

	Biotechnology 0.2%
169,492	Nanosys, Inc., Series D Pfd.* *** +	500,001

	Health Care Equipment 0.3%
1,080,146	Zonare Medical Systems, Inc., Series E Pfd.* *** +	895,441

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value
	Health Care Services 0.4%
516,161	Bravo Health, Inc., Series G Pfd.* *** +	$851,666
108,917	TargetRX, Inc., Series D Pfd.* *** +	70,796

		922,462

	Health Care Technology 0.8%
243,902	TherOx, Inc., Series I Pfd.* *** +	1,290,242
253,064	Transoma Medical, Inc., Series B Pfd.* *** +	604,823

		1,895,065

	Household Products 0.2%
201,613	Ophthonix, Inc., Series C Pfd.* *** +	500,000

	Integrated Telecommunication Services 0.4%
64,269	Neutral Tandem, Inc., Series C Pfd. PIPE* *** +	1,025,183

	Internet Software & Services 0.0%
91,388	Xtera Communications, Inc., Series A-1 Pfd.* *** +	99,065

	Total Preferred Stocks (cost $4,780,195)	5,837,217

	LIMITED PARTNERSHIP INTEREST 1.2%

	Other 1.2%
	Montagu Newhall Global Partners II-B, L.P.*** +	2,538,021
	Montagu Newhall Global Partners III-B, L.P.*** +	525,000

		3,063,021

	Total Limited Partnership Interest (cost $3,334,292)	3,063,021

	WARRANTS 0.0%

	Gold 0.0%
1,497,500	Redcorp Ventures Ltd. expiring 7/10/09* *** + (Canada)	—
	Health Care Equipment 0.0%
15,510	Electro-Optical Sciences, Inc. expiring 10/31/11* *** +	—
162,021	Zonare Medical Systems, Inc. expiring 6/30/11* *** +	—

		—

	Precious Metals & Minerals 0.0%
451,620	Farallon Resources Ltd. expiring 12/21/08* *** + (Canada)	—
	Total Warrants (cost $0)	—

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.1%

	Repurchase Agreement 0.1%
$130,000	Repurchase Agreement dated 12/31/07, 3.30% due 1/2/08 with State Street Bank and Trust Co. collateralized by $115,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $135,413; repurchase proceeds: $130,024 +++ (cost $130,000)	$130,000

	Total Short-Term Investments (cost $130,000)	130,000

	Total Investments (cost $203,248,564) 98.6%	249,501,934
	Other Assets less Liabilities 1.4%	3,520,050

	NET ASSETS 100.0%	$253,021,984

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2007 (Unaudited)

Shares		Value

	SECURITIES SOLD SHORT

91,500	MarketAxess Holdings, Inc.*	$1,173,945
35,200	Taleo Corp., Class A*	1,048,256
19,695	Ultimate Software Group, Inc.*	619,802

	Total Securities Sold Short (proceeds $2,849,629)	$2,842,003

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for open short positions and purchase commitments (see Note 7).

ADR American Depositary Receipts.

REIT Real Estate Investment Trust.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

At December 31, 2007, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, and securities sold short, were in the following countries:

COUNTRY	%
Canada	1.8
Cayman Islands	2.4
China	1.1
India	4.9
Ireland	1.5
Norway	0.5
Singapore	1.6
United Kingdom	1.1
United States	85.1

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

December 31, 2007 (Unaudited)

Principal Amount		Value

	U.S. GOVERNMENT OBLIGATIONS 96.9%

$3,500,000	U.S. Treasury Bond, 4.50%, 2/15/36	$3,517,773
22,000,000	U.S. Treasury Bond, 4.75%, 2/15/37	23,024,364
7,000,000	U.S. Treasury Bond, 5.25%, 11/15/28	7,701,638
13,570,000	U.S. Treasury Bond, 5.25%, 2/15/29	14,928,059
3,000,000	U.S. Treasury Bond, 5.375%, 2/15/31	3,379,923
3,000,000	U.S. Treasury Bond, 5.50%, 8/15/28	3,397,032
5,100,000	U.S. Treasury Strip, principal only, 11/15/21	2,691,800
118,000,000	U.S. Treasury Strip, principal only, 11/15/27	47,332,868
8,100,000	U.S. Treasury Strip, principal only, 8/15/25	3,572,270
17,000,000	U.S. Treasury Strip, principal only, 2/15/37	4,651,727

	Total U.S. Government Obligations (cost $106,885,230)	114,197,454

	SHORT-TERM INVESTMENTS 2.2%

	Repurchase Agreement 2.2%
2,618,000	Repurchase Agreement dated 12/31/07, 3.30% due 1/2/08 with State Street Bank and Trust Co. collateralized by $2,270,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $2,672,925; repurchase proceeds: $2,618,480 (cost $2,618,000)	2,618,000

	Total Short-Term Investments (cost $2,618,000)	2,618,000

	Total Investments (cost $109,503,230) 99.1%	116,815,454
	Other Assets less Liabilities 0.9%	1,101,142

	NET ASSETS 100.0%	$117,916,596

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2007 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds, Inc. is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 14 series or “funds” (each a “Fund” and collectively the “Funds”). The Core Growth, Global Science & Technology, Heritage Growth, International Growth, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Ultra Growth and the Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) are each diversified funds. The Emerging Markets Small Cap, Heritage Value, International Opportunities and Strategic Income Funds are each non-diversified funds. Each Fund maintains its own investment objective. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor”) as investment advisor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2007.

Valuation of Securities – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the latest quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on Nasdaq, such securities are valued using the Nasdaq Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on any exchange or market on a given day, then the security is valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at current market value by a commercial pricing service, or by using the last sale or bid price. Short term securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on any exchange or market on a given day, then the option is valued at the most recent bid price. If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments will be valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee of the Advisor (“Pricing Committee”) with oversight by the Board of Directors. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

Additionally, a Fund’s investments will be valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depository Receipts (“SPDRs”) and other exchange traded funds (“ETFs”); and alternative market quotes on the affected securities. In addition, the Funds may use a systematic fair valuation model provided by an independent third party in certain circumstances to assist in adjusting the valuation of foreign securities.

As of December 31, 2007, the aggregate amount of fair valued securities, excluding any foreign securities fair valued pursuant to a systematic fair valuation model, as a percentage of net assets for the Funds was as follows:

Core Growth Fund	1.36%
Emerging Markets Small Cap Fund	0.67%
Global Science & Technology Fund	0.55%
Heritage Growth Fund	—
Heritage Value Fund	—
International Growth Fund	0.38%
International Opportunities Fund	1.10%
Micro Cap Fund	0.48%
Micro Cap Value Fund	1.63%
Small Cap Growth Fund	2.18%
Small Cap Value Fund	2.29%
Strategic Income Fund	4.42%
Ultra Growth Fund	3.52%
U.S. Treasury Fund	—

FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FAS 157.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2007 (UNAUDITED)

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rate. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions, including currency, political, economic, regulatory and market risks.

Investment in Securities – Security transactions are accounted for on the trade date.

Short Sales – To a limited extent, the Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. If a fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Options Transactions – The Equity Funds may buy and sell put and call options, write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

3. OPTIONS CONTRACTS WRITTEN

Options written activity during the year or period ended December 31, 2007 was as follows:

	Options Outstanding at Beginning of Period	Written	Closed	Exercised	Expired	Options Outstanding at End of Period
Heritage Value Fund
Premium amount	$3,542	$55,443	$(16,273)	$—	$(42,712)	$—
Number of contracts	11	284	(76)	—	(219)	—
Micro Cap Value Fund
Premium amount	$91,902	$511,754	$(82,136)	$—	$(521,520)	$—
Number of contracts	594	4,160	(453)	—	(4,301)	—
Strategic Income Fund
Premium amount	$—	$567,041	$(245,046)	$—	$(32,749)	$289,246
Number of contracts	—	2,275	(1,315)	—	(100)	860
Ultra Growth Fund
Premium amount	$—	$213,894	$—	$—	$(213,894)	$—
Number of contracts	—	1,381	—	—	(1,381)	—

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2007 (UNAUDITED)

4. FEDERAL INCOME TAX INFORMATION

As of December 31, 2007, the cost and unrealized appreciation (depreciation) of securities, excluding written options and securities sold short, on a tax basis were as follows:

	Core Growth Fund	Emerging Markets Small Cap Fund[1]	Global Science & Technology Fund	Heritage Growth Fund	Heritage Value Fund	International Growth Fund
Cost	$930,093,727	$51,572,844	$176,350,678	$139,263,943	$4,349,369	$398,418,026

Gross appreciation	$269,104,165	$2,296,967	$31,526,944	$32,541,880	$109,362	$132,049,610
Gross (depreciation)	(97,610,232)	(2,857,395)	(12,191,920)	(8,514,635)	(229,866)	(28,842,245)

Net appreciation (depreciation)	$171,493,933	$(560,428)	$19,335,024	$24,027,245	$(120,504)	$103,207,365

	International Opportunities Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Strategic Income Fund
Cost	$39,858,865	$494,009,711	$103,732,521	$783,668,762	$543,930,432	$24,227,002

Gross appreciation	$15,629,167	$132,564,259	$20,325,126	$323,072,264	$75,752,881	$1,086,320
Gross (depreciation)	(4,178,479)	(61,153,848)	(9,132,392)	(57,194,778)	(95,791,610)	(4,751,153)

Net appreciation (depreciation)	$11,450,688	$71,410,411	$11,192,734	$265,877,486	$(20,038,729)	$(3,664,833)

	Ultra Growth Fund	U.S. Treasury Fund
Cost	$203,793,371	$109,503,230

Gross appreciation	$56,991,905	$7,312,224
Gross (depreciation)	(11,283,342)	—

Net appreciation	$45,708,563	$7,312,224

[1]	Inception date of the the Fund was October 1, 2007.

The difference between book-basis and tax-basis unrealized gains are primarily attributable to wash sales and other temporary tax adjustments.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2007 (UNAUDITED)

5. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2007 with “affiliated companies” as so defined:

	Share Activity					Dividends Credited to Income for the Three Months ended 12/31/07	Gain Realized on Sale of Shares for the Three Months ended 12/31/07
	Balance 9/30/07	Purchases / Additions	Sales / Reductions	Balance 12/31/07
Micro Cap Fund
AutoInfo, Inc.	2,206,015	—	—	2,206,015		$—	$—
Bri-Chem Corp.	969,640	—	969,640	—	*	—	—
Epic Bancorp	240,743	—	—	240,743		—	—
inTEST Corp.	584,675	—	—	584,675		—	—
SM&A	1,436,475	—	—	1,436,475		—	—
VNUS Medical Technologies, Inc.	979,852	83,370	146,920	916,302		—	81,950

						$—	$81,950
Micro Cap Value Fund
Guestlogix, Inc.	2,146,615	113,285	16,064	2,243,836		$—	$9,442
Small Cap Value Fund
MicroFinancial, Inc.	670,108	72,515	—	742,623		$37,131	$—

* No longer affiliated as of December 31, 2007.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2007 (UNAUDITED)

6. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, with oversight by the Board of Directors and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2007, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Core Growth Fund
DataPath, Inc.	Common Stock	6/23/06	$7,566,680	$2,407,580	0.22%
LPS Brasil - Consultoria de Imoveis S.A.	Rights	12/7/07	—	133,795	0.01%
Solar Capital, LLC	Common Stock	3/7/07	13,200,900	12,127,227	1.10%

			$20,767,580	$14,688,602	1.33%

Emerging Markets Small Cap Growth Fund[1]
Federal Bank Ltd.	Rights	11/15/07	$133,207	$83,974	0.16%
LPS Brasil - Consultoria de Imoveis S.A.	Rights	12/7/07	—	1,577	—

			$133,207	$85,551	0.16%
Global Science & Technology Fund
Acusphere, Inc.	Warrants	7/29/04 - 10/20/04	$—	$—	—
BlueArc Corp., Series DD	Preferred Stock	6/6/06	324,998	407,426	0.21%
Incipient, Inc., Series D	Preferred Stock	2/7/06	139,219	31,960	0.01%
LPS Brasil - Consultoria de Imoveis S.A.	Rights	12/7/07	—	15,530	0.01%
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 9/5/07	312,144	282,003	0.15%
Neutral Tandem, Inc., Series C PIPE	Preferred Stock	2/2/06	111,107	282,085	0.15%
Point Biomedical Corp., Series A	Preferred Stock	12/6/07 - 12/7/07	21,508	39,337	0.02%
QRSciences Holdings Ltd.	Warrants	2/7/07	—	—	—
Xtera Communications, Inc., Series A-1	Preferred Stock	9/3/03	7,076	7,076	—

			$916,052	$1,065,417	0.55%
International Growth Fund
Redcorp Ventures Ltd.	Warrants	7/5/07	$—	$—	—
International Opportunities Fund
LPS Brasil - Consultoria de Imoveis S.A.	Rights	12/7/07	—	3,786	—
QRSciences Holdings Ltd.	Warrants	2/7/07	—	—	—
Redcorp Ventures Ltd.	Warrants	7/5/07	—	—	—
Star Asia Finance Ltd.	Common Stock	2/22/07	607,350	524,143	1.02%

			$607,350	$527,929	1.02%

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2007 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Micro Cap Fund
Cardica, Inc.	Warrants	6/7/07	$19,380	$548,692	0.10%
CryoCor, Inc.	Warrants	4/24/07	7,435	—	—
Familymeds Group, Inc.	Warrants	12/1/04	—	—	—
Goldwater Bank, N.A.	Common Stock	2/28/07	1,540,000	1,540,000	0.27%
LPS Brasil - Consultoria de Imoveis S.A.	Rights	12/7/07	—	24,013	—
Point Biomedical Corp., Series A	Preferred Stock	12/6/07 - 12/7/07	226,364	414,022	0.07%

			$1,793,179	$2,526,727	0.44%
Micro Cap Value Fund
Acusphere, Inc.	Warrants	7/29/04 -10/20/04	$—	$—	—
Cardica, Inc.	Warrants	6/7/07	9,302	263,374	0.23%
CryoCor, Inc.	Warrants	4/24/07	1,859	—	—
Electro-Optical Sciences, Inc.	Warrants	10/31/06	—	—	—
Familymeds Group, Inc.	Warrants	12/1/04	—	—	—
Farallon Resources Ltd.	Warrants	12/21/06	—	—	—
Goldwater Bank, N.A.	Common Stock	2/28/07	419,000	419,000	0.36%
Idaho Trust Bancorp	Common Stock	8/30/06	500,004	500,004	0.43%
LPS Brasil - Consultoria de Imoveis S.A.	Rights	12/7/07	—	7,773	0.01%
NeurogesX, Inc.	Warrants	12/28/07	3,800	3,800	—
NeurogesX, Inc. PIPE	Common Stock	12/28/07	626,226	568,180	0.49%
Point Biomedical Corp., Series A	Preferred Stock	12/6/07 - 12/7/07	45,272	82,803	0.07%
QRSciences Holdings Ltd.	Warrants	2/7/07	—	—	—
Redcorp Ventures Ltd.	Warrants	7/5/07	—	—	—

			$1,605,463	$1,844,934	1.59%
Small Cap Growth Fund
Bravo Health, Inc., Series G	Preferred Stock	11/1/04	$571,428	$851,666	0.08%
Dechra Pharmaceuticals plc Scrip Shares	Common Stock	12/12/07	—	—	—
Fluidigm Corp., Series E	Preferred Stock	12/22/06	2,500,000	2,500,000	0.24%
Incipient, Inc., Series D	Preferred Stock	2/7/06	1,860,778	427,170	0.04%
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 9/5/07	3,121,435	2,820,030	0.27%
Montagu Newhall Global Partners III-B, L.P.	LP Interest	3/16/06 -10/30/07	525,000	525,000	0.05%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	2,000,000	0.19%
Neutral Tandem, Inc., Series C PIPE	Preferred Stock	2/2/06	1,485,102	3,770,474	0.37%
Orqis Medical Corp., Series D	Preferred Stock	2/28/07	1,200,000	840,000	0.08%
Point Biomedical Corp., Series A	Preferred Stock	12/6/07 - 12/7/07	286,777	524,519	0.05%
TargetRX, Inc., Series D	Preferred Stock	4/8/05	769,098	235,808	0.02%
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—
Zonare Medical Systems, Inc., Series E	Preferred Stock	6/30/04	1,500,000	1,343,162	0.13%

			$15,819,618	$15,837,829	1.52%

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2007 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Small Cap Value Fund
LPS Brasil - Consultoria de Imoveis S.A.	Rights	12/7/07	—	48,197	0.01%
Redcorp Ventures Ltd.	Warrants	7/5/07	—	—	—
Solar Capital, LLC	Common Stock	3/7/07	7,079,100	6,503,333	1.25%
Star Asia Finance Ltd.	Common Stock	2/22/07	6,000,000	5,178,000	1.00%

			$13,079,100	$11,729,530	2.26%
Strategic Income Fund
Goldwater Bank, N.A.	Common Stock	2/28/07	$81,000	$81,000	0.39%
LPS Brasil - Consultoria de Imoveis S.A.	Rights	12/7/07	—	2,545	0.01%
Redcorp Ventures Ltd.	Corporate Bond	7/5/07	282,956	263,570	1.28%
Solar Capital, LLC	Common Stock	3/7/07	294,000	270,088	1.31%
Star Asia Finance Ltd.	Common Stock	2/22/07	342,650	295,707	1.43%

			$1,000,606	$912,910	4.42%
Ultra Growth Fund
Bravo Health, Inc., Series G	Preferred Stock	11/1/04	$571,428	$851,666	0.34%
Electro-Optical Sciences, Inc.	Warrants	10/31/06	—	—	—
Farallon Resources Ltd.	Warrants	12/21/06	—	—	—
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 9/5/07	2,809,292	2,538,021	1.00%
Montagu Newhall Global Partners III-B, L.P.	LP Interest	3/16/06-10/30/07	525,000	525,000	0.21%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	500,001	0.20%
Neutral Tandem, Inc., Series C PIPE	Preferred Stock	2/2/06	403,796	1,025,183	0.41%
Ophthonix, Inc., Series C	Preferred Stock	9/23/05	500,000	500,000	0.20%
Redcorp Ventures Ltd.	Warrants	7/5/07	—	—	—
TargetRX, Inc., Series D	Preferred Stock	4/8/05	230,904	70,796	0.03%
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	1,290,242	0.51%
Transoma Medical, Inc., Series B	Preferred Stock	1/20/06	475,001	604,823	0.23%
Xtera Communications, Inc., Series A-1	Preferred Stock	9/3/03	99,065	99,065	0.04%
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—
Zonare Medical Systems, Inc., Series E	Preferred Stock	6/30/04	1,000,000	895,441	0.35%

			$8,114,487	$8,900,238	3.52%

L.P. Limited Partnership Interest

PIPE Private Investment in a Public Equity

1 Inception date of the the Fund was October 1, 2007.

7. PURCHASE COMMITMENTS

In September 2003, the Global Science & Technology, Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners II-B, L.P. The remaining commitment amounts at December 31, 2007 were $78,823, $1,699,880 and $1,443,015, respectively. Securities held by the Funds have been designated to meet these purchase commitments.

In November 2004, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire shares of Bravo Health, Inc., Series G Pfd. The remaining commitment amounts at December 31, 2007 were $428,572 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners III-B, L.P. The remaining commitment amounts at December 31, 2007 were $975,000 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2007 (UNAUDITED)

8. CONTINGENT PAYMENTS

In February 2006, GeneOhm Sciences, Inc., a holding in the Small Cap Growth and Ultra Growth Funds, was acquired by Becton, Dickinson and Company. The purchase price consisted of an up-front cash payment and may include additional contingent payments up to $1,202,820 and $361,190, respectively, based on events occurring on or before December 31, 2007. Subsequent to the quarter end, the funds are expected to receive an additional cash payment of $360,478 and $108,247 respectively.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS, INC.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds, Inc.

Date: February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds, Inc.

Date: February 29, 2008

By:	/s/ Melanie H. Zimdars
Melanie H. Zimdars
Treasurer (principal financial and accounting officer) of Wasatch Funds, Inc.

Date: February 29, 2008